UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

                   Investment Company Act file number 811-2849

                           Oppenheimer High Yield Fund
               (Exact name of registrant as specified in charter)

             6803 South Tucson Way, Centennial, Colorado 80112-3924
               (Address of principal executive offices) (Zip code)

                              Robert G. Zack, Esq.
                             OppenheimerFunds, Inc.
            Two World Financial Center, New York, New York 10281-1008
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (303) 768-3200

                        Date of fiscal year end: June 30

                  Date of reporting period: September 30, 2004

ITEM 1. SCHEDULE OF INVESTMENTS.

STATEMENT OF INVESTMENTS                          September 30, 2004 (Unaudited)
================================================================================


Oppenheimer High Yield Fund

                                                                                Principal
                                                                                   Amount                          Value
--------------------------------------------------------------------------------------------------------------------------
ASSET-BACKED SECURITIES--0.0%
Goldman Sachs Asset Management CBO Ltd., Sub. Collateralized
Bond Obligations, Series 1A, Cl. D, 12.54%, 6/13/11 1
(Cost $2,075,064)                                                           $   2,710,712                 $      406,607
--------------------------------------------------------------------------------------------------------------------------
LOAN PARTICIPATIONS--0.0%
Telergy, Inc., Sr. Sec. Credit Facilities Term Loan Participation
Nts., Tranche A, 1/1/02 1,2,3 (Cost $3,864,760)                                 3,945,448                             --
--------------------------------------------------------------------------------------------------------------------------
CORPORATE BONDS AND NOTES--82.8%
--------------------------------------------------------------------------------------------------------------------------
CONSUMER DISCRETIONARY--23.3%
--------------------------------------------------------------------------------------------------------------------------
AUTO COMPONENTS--1.9%
Collins & Aikman Floorcoverings, Inc., 9.75% Sr. Sub. Nts.,
Series B, 2/15/10                                                               1,500,000                      1,597,500
--------------------------------------------------------------------------------------------------------------------------
Collins & Aikman Products Co., 10.75% Sr. Nts., 12/31/11                        1,297,000                      1,303,485
--------------------------------------------------------------------------------------------------------------------------
Dana Corp.:
9% Unsec. Nts., 8/15/11                                                         1,770,000                      2,146,125
10.125% Nts., 3/15/10                                                           1,800,000                      2,052,000
--------------------------------------------------------------------------------------------------------------------------
Dura Operating Corp.:
8.625% Sr. Nts., Series B, 4/15/12                                              3,500,000                      3,482,500
9% Sr. Sub. Nts., Series B, 5/1/09 [EUR]                                          400,000                        442,739
9% Sr. Unsec. Sub. Nts., Series D, 5/1/09                                         600,000                        537,000
--------------------------------------------------------------------------------------------------------------------------
Eagle-Picher, Inc., 9.75% Sr. Nts., 9/1/13                                      3,350,000                      3,433,750
--------------------------------------------------------------------------------------------------------------------------
Keystone Automotive Operations, Inc., 9.75% Sr. Unsec.
Sub. Nts., 11/1/13                                                                900,000                        972,000
--------------------------------------------------------------------------------------------------------------------------
Lear Corp., 8.11% Sr. Unsec. Nts., Series B, 5/15/09                            2,800,000                      3,236,027
--------------------------------------------------------------------------------------------------------------------------
Metaldyne Corp.:
10% Sr. Nts., 11/1/13 4                                                         1,500,000                      1,402,500
11% Sr. Sub. Nts., 6/15/12                                                      2,150,000                      1,720,000
--------------------------------------------------------------------------------------------------------------------------
Stoneridge, Inc., 11.50% Sr. Nts., 5/1/12                                       4,250,000                      4,834,375
--------------------------------------------------------------------------------------------------------------------------
Tenneco Automotive, Inc., 10.25% Sr. Sec. Nts., Series B,
7/15/13                                                                         2,300,000                      2,633,500
--------------------------------------------------------------------------------------------------------------------------
United Components, Inc., 9.375% Sr. Sub. Nts., 6/15/13                          1,300,000                      1,407,250
                                                                                                         -----------------
                                                                                                              31,200,751
--------------------------------------------------------------------------------------------------------------------------
HOTELS, RESTAURANTS & LEISURE--6.3%
--------------------------------------------------------------------------------------------------------------------------
Apcoa, Inc., 9.25% Sr. Unsec. Sub. Nts., 3/15/08 1                              3,080,000                      2,756,600
--------------------------------------------------------------------------------------------------------------------------
Aztar Corp., 9% Sr. Unsec. Sub. Nts., 8/15/11                                   1,300,000                      1,446,250
--------------------------------------------------------------------------------------------------------------------------
Boyd Gaming Corp., 8.75% Sr. Sub. Nts., 4/15/12                                 3,000,000                      3,360,000
--------------------------------------------------------------------------------------------------------------------------
Capital Gaming International, Inc., 11.50% Promissory
Nts., 8/1/1995 1,2,3                                                               22,500                             --
--------------------------------------------------------------------------------------------------------------------------
Domino's, Inc., 8.25% Sr. Unsec. Sub. Nts., 7/1/11                              1,932,000                      2,101,050
--------------------------------------------------------------------------------------------------------------------------
Gaylord Entertainment Co., 8% Sr. Nts., 11/15/13                                1,000,000                      1,057,500
--------------------------------------------------------------------------------------------------------------------------
Hilton Hotels Corp.:
7.625% Nts., 5/15/08                                                            1,650,000                      1,856,250
7.625% Nts., 12/1/12                                                              900,000                      1,050,750
--------------------------------------------------------------------------------------------------------------------------
Hollywood Park, Inc., 9.25% Sr. Unsec. Sub. Nts., Series B,
2/15/07                                                                         2,300,000                      2,369,000
--------------------------------------------------------------------------------------------------------------------------
Intrawest Corp., 7.50% Sr. Unsec. Nts., 10/15/13                                2,666,000                      2,775,973
--------------------------------------------------------------------------------------------------------------------------
Isle of Capri Casinos, Inc.:
7% Sr. Unsec. Sub. Nts., 3/1/14                                                 4,750,000                      4,797,500
9% Sr. Sub. Nts., 3/15/12                                                       2,200,000                      2,453,000
--------------------------------------------------------------------------------------------------------------------------
John Q. Hammons Hotels, Inc., 8.875% Sr. Nts., Series B,
5/15/12                                                                         3,150,000                      3,528,000
--------------------------------------------------------------------------------------------------------------------------
La Quinta Properties, Inc., 7% Sr. Nts., 8/15/12 4                              1,300,000                      1,376,375
--------------------------------------------------------------------------------------------------------------------------
Mandalay Resort Group, 9.375% Sr. Sub. Nts., 2/15/10                            3,500,000                      4,042,500
--------------------------------------------------------------------------------------------------------------------------
MGM Mirage, Inc.:
8.375% Sr. Unsec. Sub. Nts., 2/1/11                                             2,500,000                      2,771,875
9.75% Sr. Unsec. Sub. Nts., 6/1/07                                              2,000,000                      2,232,500
--------------------------------------------------------------------------------------------------------------------------
Mohegan Tribal Gaming Authority:
6.375% Sr. Sub. Nts., 7/15/09                                                   2,200,000                      2,293,500
8% Sr. Sub. Nts., 4/1/12                                                        1,300,000                      1,443,000
--------------------------------------------------------------------------------------------------------------------------
NCL Corp., 10.625% Sr. Nts., 7/15/14 4                                          2,700,000                      2,841,750
--------------------------------------------------------------------------------------------------------------------------
Park Place Entertainment Corp.:
7.875% Sr. Sub. Nts., 3/15/10                                                   3,700,000                      4,199,500
9.375% Sr. Unsec. Sub. Nts., 2/15/07                                              950,000                      1,061,625
--------------------------------------------------------------------------------------------------------------------------
Penn National Gaming, Inc.:
8.875% Sr. Sub. Nts., 3/15/10                                                     900,000                        991,125
11.125% Sr. Unsec. Sub. Nts., 3/1/08                                            6,000,000                      6,510,000
--------------------------------------------------------------------------------------------------------------------------
Pinnacle Entertainment, Inc., 8.25% Sr. Unsec. Sub. Nts., 3/15/12               4,500,000                      4,533,750
--------------------------------------------------------------------------------------------------------------------------
Prime Hospitality Corp., 8.375% Sr. Sub. Nts., 5/1/12                           1,700,000                      1,933,750
--------------------------------------------------------------------------------------------------------------------------
River Rock Entertainment LLC, 9.75% Sr. Nts., 11/1/11 1                           625,000                        660,938
--------------------------------------------------------------------------------------------------------------------------
Royal Caribbean Cruises Ltd., 8.75% Sr. Unsub. Nts., 2/2/11                     2,600,000                      3,048,500
--------------------------------------------------------------------------------------------------------------------------
Six Flags, Inc.:
8.875% Sr. Unsec. Nts., 2/1/10                                                  1,600,000                      1,508,000
9.625% Sr. Nts., 6/1/14                                                           147,000                        138,180
9.75% Sr. Nts., 4/15/13                                                         5,100,000                      4,845,000
--------------------------------------------------------------------------------------------------------------------------
Starwood Hotels & Resorts Worldwide, Inc., 7.875% Sr.
Nts., 5/1/12                                                                    5,550,000                      6,306,188
--------------------------------------------------------------------------------------------------------------------------
Station Casinos, Inc.:
6.50% Sr. Unsec. Sub. Nts., 2/1/14                                              5,300,000                      5,419,250
9.875% Sr. Unsec. Sub. Nts., 7/1/10 1                                           2,025,000                      2,146,500
--------------------------------------------------------------------------------------------------------------------------
Sun International Hotels Ltd., 8.875% Sr. Unsec. Sub. Nts., 8/15/11             3,200,000                      3,524,000
--------------------------------------------------------------------------------------------------------------------------
Universal City Development Partners Ltd., 11.75% Sr. Nts., 4/1/10               2,700,000                      3,159,000
--------------------------------------------------------------------------------------------------------------------------
Vail Resorts, Inc., 6.75% Sr. Sub. Nts., 2/15/14                                2,700,000                      2,740,500
--------------------------------------------------------------------------------------------------------------------------
Venetian Casino Resort LLC/Las Vegas Sands, Inc., 11%
Sec. Nts., 6/15/10                                                              3,300,000                      3,836,250
                                                                                                         -----------------
                                                                                                             103,115,429
--------------------------------------------------------------------------------------------------------------------------
HOUSEHOLD DURABLES--2.3%
Beazer Homes USA, Inc., 8.375% Sr. Nts., 4/15/12                                3,300,000                      3,663,000
--------------------------------------------------------------------------------------------------------------------------
Blount, Inc., 8.875% Sr. Sub. Nts., 8/1/12                                      2,525,000                      2,695,438
--------------------------------------------------------------------------------------------------------------------------
D.R. Horton, Inc., 9.75% Sr. Sub. Nts., 9/15/10                                   800,000                        970,000
--------------------------------------------------------------------------------------------------------------------------
K. Hovnanian Enterprises, Inc., 8.875% Sr. Sub. Nts., 4/1/12                    1,500,000                      1,683,750
--------------------------------------------------------------------------------------------------------------------------
KB Home:
8.625% Sr. Sub. Nts., 12/15/08                                                  2,750,000                      3,107,500
9.50% Sr. Unsec. Sub. Nts., 2/15/11                                             2,000,000                      2,235,000
--------------------------------------------------------------------------------------------------------------------------
Meritage Corp., 9.75% Sr. Unsec. Nts., 6/1/11                                   3,400,000                      3,833,500
--------------------------------------------------------------------------------------------------------------------------
Norcraft Cos. LP, 9% Sr. Sub. Nts., 11/1/11 4                                   1,500,000                      1,642,500
--------------------------------------------------------------------------------------------------------------------------
Sealy Mattress Co., 8.25% Sr. Sub. Nts., 6/15/14                                2,100,000                      2,131,500
--------------------------------------------------------------------------------------------------------------------------
Standard Pacific Corp., 9.25% Sr. Sub. Nts., 4/15/12                            1,200,000                      1,386,000
--------------------------------------------------------------------------------------------------------------------------
Toll Corp., 8.25% Sr. Sub. Nts., 12/1/11                                        1,750,000                      1,949,063
--------------------------------------------------------------------------------------------------------------------------
WCI Communities, Inc.:
9.125% Sr. Sub. Nts., 5/1/12                                                    1,100,000                      1,232,000
10.625% Sr. Unsec. Sub. Nts., 2/15/11                                           4,600,000                      5,209,500
--------------------------------------------------------------------------------------------------------------------------
William Lyon Homes, Inc., 10.75% Sr. Nts., 4/1/13 1                             2,500,000                      2,900,000
--------------------------------------------------------------------------------------------------------------------------
Williams Scotsman, Inc., 9.875% Sr. Unsec. Nts., 6/1/07                         4,100,000                      3,946,250
                                                                                                         -----------------
                                                                                                              38,585,001
--------------------------------------------------------------------------------------------------------------------------
LEISURE EQUIPMENT & PRODUCTS--0.1%
Remington Arms Co., Inc., 10.50% Sr. Unsec. Nts., 2/1/11                        1,450,000                      1,384,750
--------------------------------------------------------------------------------------------------------------------------
MEDIA--10.2%
Adelphia Communications Corp.:
8.125% Sr. Nts., Series B, 7/15/03 2,3                                          2,000,000                      1,760,000
8.375% Sr. Nts., Series B, 2/1/08 2,3                                           2,700,000                      2,403,000
9.875% Sr. Nts., Series B, 3/1/07 2,3                                           2,200,000                      1,991,000
10.25% Sr. Unsec. Nts., 11/1/06 2,3                                             1,600,000                      1,448,000
10.875% Sr. Unsec. Nts., 10/1/10 2,3                                            1,500,000                      1,387,500
--------------------------------------------------------------------------------------------------------------------------
Allbritton Communications Co., 7.75% Sr. Unsec.
Sub. Nts., 12/15/12                                                             2,100,000                      2,184,000
--------------------------------------------------------------------------------------------------------------------------
AMC Entertainment, Inc.:
8% Sr. Sub. Nts., 3/1/14 4                                                      3,300,000                      3,118,500
9.50% Sr. Unsec. Sub. Nts., 2/1/11                                              5,299,000                      5,471,218
--------------------------------------------------------------------------------------------------------------------------
American Media Operations, Inc.:
8.875% Sr. Unsec. Sub. Nts., 1/15/11                                            3,450,000                      3,596,625
10.25% Sr. Unsec. Sub. Nts., Series B, 5/1/09                                   1,350,000                      1,427,625
--------------------------------------------------------------------------------------------------------------------------
Block Communications, Inc., 9.25% Sr. Sub. Nts., 4/15/09                        1,100,000                      1,168,750
--------------------------------------------------------------------------------------------------------------------------
Cablevision Systems New York Group, 8% Sr. Nts., 4/15/12 4                      4,500,000                      4,725,000
--------------------------------------------------------------------------------------------------------------------------
Callahan Nordrhein-Westfalen GmbH, 14.125% Sr. Nts.,
7/15/11 1,2,3 [EUR]                                                             1,000,000                         71,510
--------------------------------------------------------------------------------------------------------------------------
CanWest Media, Inc., 7.625% Sr. Unsec. Sub. Nts., Series B,
4/15/13                                                                           900,000                        972,000
--------------------------------------------------------------------------------------------------------------------------
Carmike Cinemas, Inc., 7.50% Sr. Sub. Nts., 2/15/14                             2,100,000                      2,136,750
--------------------------------------------------------------------------------------------------------------------------
CBD Media LLC/CBD Finance, Inc., 8.625% Sr. Sub. Nts., 6/1/11                     700,000                        743,750
--------------------------------------------------------------------------------------------------------------------------
Charter Communications Holdings II LLC, 10.25% Sr. Unsec.
Nts., 9/15/10                                                                   3,650,000                      3,745,813
--------------------------------------------------------------------------------------------------------------------------
Charter Communications Holdings LLC/Charter Communications
Holdings Capital Corp.:
0%/11.75% Sr. Unsec. Sub. Disc. Nts., 5/15/11 5                                10,000,000                      6,250,000
8.375% Sr. Nts., Second Lien, 4/30/14 4                                         5,600,000                      5,593,000
8.625% Sr. Unsec. Nts., 4/1/09                                                    700,000                        547,750
9.92% Sr. Unsec. Disc. Nts., 4/1/11                                             1,150,000                        891,250
10.75% Sr. Unsec. Nts., 10/1/09                                                 1,100,000                        907,500
11.125% Sr. Unsec. Nts., 1/15/11                                                1,200,000                        978,000
--------------------------------------------------------------------------------------------------------------------------
Cinemark USA, Inc., 9% Sr. Unsec. Sub. Nts., 2/1/13                             1,800,000                      2,020,500
--------------------------------------------------------------------------------------------------------------------------
Cinemark, Inc., 0%/9.75% Sr. Unsec. Disc. Nts., 3/15/14 5                       5,700,000                      3,947,250
--------------------------------------------------------------------------------------------------------------------------
Corus Entertainment, Inc., 8.75% Sr. Sub. Nts., 3/1/12                          1,500,000                      1,663,125
--------------------------------------------------------------------------------------------------------------------------
CSC Holdings, Inc., 7.625% Sr. Unsec. Unsub. Nts.,
Series B, 4/1/11                                                                1,450,000                      1,535,188
--------------------------------------------------------------------------------------------------------------------------
Dex Media East LLC/Dex Media East Finance Co., 9.875% Sr.
Unsec. Nts., 11/15/09                                                           3,000,000                      3,465,000
--------------------------------------------------------------------------------------------------------------------------
Dex Media, Inc., 8% Unsec. Nts., 11/15/13                                      12,025,000                     12,686,375
--------------------------------------------------------------------------------------------------------------------------
Diva Systems Corp., 12.625% Sr. Unsec. Disc. Nts., Series B,
3/1/08 1,2,3                                                                    2,500,000                         15,625
--------------------------------------------------------------------------------------------------------------------------
EchoStar DBS Corp., 6.625% Sr. Nts., 10/1/14 4,6                                4,550,000                      4,544,313
--------------------------------------------------------------------------------------------------------------------------
Emmis Operating Co., 6.875% Sr. Unsec. Sub. Nts., 5/15/12                       2,700,000                      2,814,750
--------------------------------------------------------------------------------------------------------------------------
Entercom Radio LLC/Entercom Capital, Inc., 7.625% Sr. Unsec.
Sub. Nts., 3/1/14                                                               1,500,000                      1,620,000
--------------------------------------------------------------------------------------------------------------------------
Entravision Communications Corp., 8.125% Sr. Sub. Nts., 3/15/09                 1,400,000                      1,494,500
--------------------------------------------------------------------------------------------------------------------------
Granite Broadcasting Corp., 9.75% Sr. Sec. Nts., 12/1/10                        6,147,000                      5,716,710
--------------------------------------------------------------------------------------------------------------------------
Gray Television, Inc., 9.25% Sr. Sub. Nts., 12/15/11                            1,750,000                      1,973,125
--------------------------------------------------------------------------------------------------------------------------
Houghton Mifflin Co., 8.25% Sr. Unsec. Nts., 2/1/11                             1,500,000                      1,575,000
--------------------------------------------------------------------------------------------------------------------------
Insight Midwest LP/Insight Capital, Inc., 9.75% Sr. Nts., 10/1/09                 350,000                        367,500
--------------------------------------------------------------------------------------------------------------------------
Lamar Media Corp., 7.25% Sr. Unsec. Sub. Nts., 1/1/13                           1,000,000                      1,080,000
--------------------------------------------------------------------------------------------------------------------------
LCE Acquisition Corp., 9% Sr. Sub. Nts., 8/1/14 4                               3,175,000                      3,294,063
--------------------------------------------------------------------------------------------------------------------------
Lin Television Corp., 6.50% Sr. Sub. Nts., 5/15/13                              1,800,000                      1,849,500
--------------------------------------------------------------------------------------------------------------------------
LodgeNet Entertainment Corp., 9.50% Sr. Sub. Debs., 6/15/13                     1,350,000                      1,478,250
--------------------------------------------------------------------------------------------------------------------------
Mediacom LLC/Mediacom Capital Corp., 9.50% Sr. Unsec.
Nts., 1/15/13                                                                   5,647,000                      5,463,473
--------------------------------------------------------------------------------------------------------------------------
MediaNews Group, Inc.:
6.375% Sr. Sub. Nts., 4/1/14                                                    4,700,000                      4,653,000
6.875% Sr. Unsec. Sub. Nts., 10/1/13                                              700,000                        726,250
--------------------------------------------------------------------------------------------------------------------------
News America Holdings, Inc., 8.875% Sr. Debs., 4/26/23                            400,000                        516,632
--------------------------------------------------------------------------------------------------------------------------
PanAmSat Corp., 9% Sr. Nts., 8/15/14 4                                          5,200,000                      5,434,000
--------------------------------------------------------------------------------------------------------------------------
PRIMEDIA, Inc.:
8% Sr. Nts., 5/15/13 4                                                          4,500,000                      4,303,125
8.875% Sr. Unsec. Nts., 5/15/11                                                   147,000                        147,735
--------------------------------------------------------------------------------------------------------------------------
R.H. Donnelley Financial Corp. I:
8.875% Sr. Nts., 12/15/10 4                                                     2,600,000                      2,951,000
10.875% Sr. Sub. Nts., 12/15/12 4                                               3,900,000                      4,748,250
--------------------------------------------------------------------------------------------------------------------------
Radio One, Inc., 8.875% Sr. Unsec. Sub. Nts., Series B, 7/1/11                  1,950,000                      2,159,625
--------------------------------------------------------------------------------------------------------------------------
Rainbow National Services LLC:
8.75% Sr. Nts., 9/1/12 4                                                        2,800,000                      2,919,000
10.375% Sr. Sub. Nts., 9/1/14 4                                                 4,000,000                      4,210,000
--------------------------------------------------------------------------------------------------------------------------
Sinclair Broadcast Group, Inc.:
8% Sr. Unsec. Sub. Nts., 3/15/12                                                6,050,000                      6,307,125
8.75% Sr. Sub. Nts., 12/15/11                                                   1,250,000                      1,362,500
--------------------------------------------------------------------------------------------------------------------------
Spanish Broadcasting System, Inc., 9.625% Sr. Unsec.
Sub. Nts., 11/1/09                                                              5,000,000                      5,262,500
--------------------------------------------------------------------------------------------------------------------------
Vertis, Inc.:
9.75% Sr. Sec. Nts., 4/1/09                                                     2,050,000                      2,214,000
10.875% Sr. Unsec. Nts., Series B, 6/15/09                                      2,400,000                      2,592,000
--------------------------------------------------------------------------------------------------------------------------
Von Hoffmann Corp., 10.25% Sr. Unsec. Nts., 3/15/09                             1,100,000                      1,226,500
--------------------------------------------------------------------------------------------------------------------------
WRC Media, Inc./Weekly Reader Corp./CompassLearning, Inc.,
12.75% Sr. Sub. Nts., 11/15/09                                                  4,000,000                      3,660,000
                                                                                                         -----------------
                                                                                                             167,516,030
--------------------------------------------------------------------------------------------------------------------------
SPECIALTY RETAIL--1.8%
Asbury Automotive Group, Inc., 9% Sr. Sub. Nts., 6/15/12                        1,400,000                      1,484,000
--------------------------------------------------------------------------------------------------------------------------
Atlantic Broadband Finance LLC, 9.375% Sr. Sub. Nts., 1/15/14 4                 1,950,000                      1,857,375
--------------------------------------------------------------------------------------------------------------------------
AutoNation, Inc., 9% Sr. Unsec. Nts., 8/1/08                                    3,000,000                      3,465,000
--------------------------------------------------------------------------------------------------------------------------
Building Materials Corp. of America:
7.75% Sr. Nts., 8/1/14 4                                                        2,800,000                      2,786,000
8% Sr. Nts., 12/1/08                                                             1,350,000                      1,393,875
--------------------------------------------------------------------------------------------------------------------------
CSK Auto, Inc., 7% Sr. Unsec. Nts., 1/15/14                                     2,800,000                      2,723,000
--------------------------------------------------------------------------------------------------------------------------
Eye Care Centers of America, Inc., 9.125% Sr. Unsec.
Sub. Nts., 5/1/08 1                                                             1,700,000                      1,708,500
--------------------------------------------------------------------------------------------------------------------------
Finlay Fine Jewelry Corp., 8.375% Sr. Nts., 6/1/12 4                            2,400,000                      2,592,000
--------------------------------------------------------------------------------------------------------------------------
Hollywood Entertainment Corp., 9.625% Sr. Sub. Nts., 3/15/11                    1,050,000                      1,128,750
--------------------------------------------------------------------------------------------------------------------------
Jean Coutu Group (PJC), Inc. (The):
7.625% Sr. Nts., 8/1/12 4                                                       1,900,000                      1,942,750
8.50% Sr. Sub. Nts., 8/1/14 4                                                   3,300,000                      3,291,750
--------------------------------------------------------------------------------------------------------------------------
Just For Feet, Inc., 11% Sr. Sub. Nts., 5/1/09 1,2,3                              700,000                             --
--------------------------------------------------------------------------------------------------------------------------
Petco Animal Supplies, Inc., 10.75% Sr. Sub. Nts., 11/1/11                      3,500,000                      4,077,500
--------------------------------------------------------------------------------------------------------------------------
Rent-A-Center, Inc., 7.50% Sr. Unsec. Sub. Nts., Series B, 5/1/10               1,100,000                      1,144,000
                                                                                                         -----------------
                                                                                                              29,594,500
--------------------------------------------------------------------------------------------------------------------------
TEXTILES, APPAREL & LUXURY GOODS--0.7%
Invista, Inc., 9.25% Sr. Nts., 5/1/12 4                                         3,300,000                      3,539,250
--------------------------------------------------------------------------------------------------------------------------
Levi Strauss & Co.:
7% Unsec. Nts., 11/1/06                                                         2,350,000                      2,361,750
11.625% Sr. Unsec. Nts., 1/15/08                                                1,200,000                      1,245,000
12.25% Sr. Nts., 12/15/12                                                       1,400,000                      1,487,500
--------------------------------------------------------------------------------------------------------------------------
Oxford Industries, Inc., 8.875% Sr. Nts., 6/1/11 4                              1,250,000                      1,362,500
--------------------------------------------------------------------------------------------------------------------------
Russell Corp., 9.25% Sr. Nts., 5/1/10                                           1,500,000                      1,635,000
                                                                                                         -----------------
                                                                                                              11,631,000
--------------------------------------------------------------------------------------------------------------------------
CONSUMER STAPLES--3.7%
--------------------------------------------------------------------------------------------------------------------------
BEVERAGES--0.1%
Constellation Brands, Inc., 8.125% Sr. Sub. Nts., 1/15/12                       2,000,000                      2,205,000
--------------------------------------------------------------------------------------------------------------------------
FOOD & STAPLES RETAILING--0.4%
Great Atlantic & Pacific Tea Co., Inc. (The), 9.125% Sr.
Nts., 12/15/11                                                                    947,000                        729,190
--------------------------------------------------------------------------------------------------------------------------
Ingles Markets, Inc., 8.875% Sr. Unsec. Sub. Nts., 12/1/11                      1,147,000                      1,241,628
--------------------------------------------------------------------------------------------------------------------------
Rite Aid Corp.:
8.125% Sr. Sec. Nts., 5/1/10                                                    2,650,000                      2,795,750
9.50% Sr. Sec. Nts., 2/15/11                                                    1,600,000                      1,768,000
                                                                                                         -----------------
                                                                                                               6,534,568
--------------------------------------------------------------------------------------------------------------------------
FOOD PRODUCTS--2.3%
American Seafoods Group LLC, 10.125% Sr. Sub. Nts., 4/15/10                     3,500,000                      3,745,000
--------------------------------------------------------------------------------------------------------------------------
Burns Philp Capital Property Ltd., 9.75% Sr. Unsec. Sub.
Nts., 7/15/12                                                                   1,450,000                      1,558,750
--------------------------------------------------------------------------------------------------------------------------
Chiquita Brands International, Inc., 7.50% Sr. Nts., 11/1/14 4                    900,000                        904,500
--------------------------------------------------------------------------------------------------------------------------
Del Monte Corp.:
8.625% Sr. Sub. Nts., 12/15/12                                                  3,300,000                      3,687,750
9.25% Sr. Unsec. Sub. Nts., 5/15/11                                             1,450,000                      1,602,250
--------------------------------------------------------------------------------------------------------------------------
Doane Pet Care Co.:
9.75% Sr. Unsec. Sub. Nts., 5/15/07                                             1,600,000                      1,540,000
10.75% Sr. Nts., 3/1/10                                                         4,100,000                      4,397,250
--------------------------------------------------------------------------------------------------------------------------
Dole Food Co., Inc.:
8.625% Sr. Nts., 5/1/09                                                         2,500,000                      2,737,500
8.875% Sr. Unsec. Nts., 3/15/11                                                 1,300,000                      1,420,250
--------------------------------------------------------------------------------------------------------------------------
Hines Nurseries, Inc., 10.25% Sr. Unsec. Sub. Nts., 10/1/11 1                   1,700,000                      1,810,500
--------------------------------------------------------------------------------------------------------------------------
Pinnacle Foods Holding Corp.:
8.25% Sr. Sub. Nts., 12/1/13 4                                                  2,200,000                      2,084,500
8.25% Sr. Sub. Nts., 12/1/13 4                                                    900,000                        852,750
--------------------------------------------------------------------------------------------------------------------------
Smithfield Foods, Inc.:
7.625% Sr. Unsec. Sub. Nts., 2/15/08                                            2,240,000                      2,402,400
8% Sr. Nts., Series B, 10/15/09                                                   400,000                        443,000
--------------------------------------------------------------------------------------------------------------------------
Swift & Co., 10.125% Sr. Nts., 10/1/09                                          2,500,000                      2,756,250
--------------------------------------------------------------------------------------------------------------------------
Tembec Industries, Inc.:
7.75% Sr. Nts., 3/15/12                                                         2,800,000                      2,828,000
8.50% Sr. Unsec. Nts., 2/1/11                                                     147,000                        154,350
--------------------------------------------------------------------------------------------------------------------------
United Biscuits Finance plc, 10.625% Sr. Sub. Nts., 4/15/11 [EUR]               2,000,000                      2,661,410
                                                                                                         -----------------
                                                                                                              37,586,410
--------------------------------------------------------------------------------------------------------------------------
HOUSEHOLD PRODUCTS--0.8%
AKI, Inc., 10.50% Sr. Unsec. Nts., 7/1/08                                       4,200,000                      4,341,750
--------------------------------------------------------------------------------------------------------------------------
Armkel LLC/Armkel Finance, Inc., 9.50% Sr. Sub. Nts., 8/15/09 1                 1,900,000                      2,080,500
--------------------------------------------------------------------------------------------------------------------------
Playtex Products, Inc.:
8% Sr. Sec. Nts., 3/1/11                                                        2,500,000                      2,662,500
9.375% Sr. Unsec. Sub. Nts., 6/1/11                                             3,500,000                      3,605,000
                                                                                                         -----------------
                                                                                                              12,689,750
--------------------------------------------------------------------------------------------------------------------------
PERSONAL PRODUCTS--0.1%
Elizabeth Arden, Inc., 7.75% Sr. Unsec. Sub. Nts., 1/15/14                      1,250,000                      1,318,750
--------------------------------------------------------------------------------------------------------------------------
ENERGY--8.3%
--------------------------------------------------------------------------------------------------------------------------
ENERGY EQUIPMENT & SERVICES--1.8%
BRL Universal Equipment Corp., 8.875% Sr. Sec. Nts., 2/15/08                    3,000,000                      3,210,000
--------------------------------------------------------------------------------------------------------------------------
Dresser, Inc., 9.375% Sr. Sub. Nts., 4/15/11                                    1,200,000                      1,326,000
--------------------------------------------------------------------------------------------------------------------------
Grant Prideco, Inc., 9% Sr. Unsec. Nts., 12/15/09                               1,500,000                      1,683,750
--------------------------------------------------------------------------------------------------------------------------
Hanover Compress Co., 8.625% Sr. Nts., 12/15/10                                 2,500,000                      2,725,000
--------------------------------------------------------------------------------------------------------------------------
Hanover Equipment Trust 2001A, 8.50% Sr. Sec. Nts.,
Series A, 9/1/08                                                                1,500,000                      1,620,000
--------------------------------------------------------------------------------------------------------------------------
Hornbeck-Leevac Marine Services, Inc., 10.625% Sr. Nts., 8/1/08                 7,000,000                      7,752,500
--------------------------------------------------------------------------------------------------------------------------
Ocean Rig Norway AS, 10.25% Sr. Sec. Nts., 6/1/08                               7,250,000                      7,431,250
--------------------------------------------------------------------------------------------------------------------------
Petroleum Helicopters, Inc., 9.375% Sr. Nts., 5/1/09                            1,500,000                      1,620,000
--------------------------------------------------------------------------------------------------------------------------
Universal Compression, Inc., 7.25% Sr. Unsec. Sub. Nts., 5/15/10                2,500,000                      2,662,500
                                                                                                         -----------------
                                                                                                              30,031,000
--------------------------------------------------------------------------------------------------------------------------
OIL & GAS--6.5%
ANR Pipeline Co., 8.875% Sr. Nts., 3/15/10                                      1,400,000                      1,582,000
--------------------------------------------------------------------------------------------------------------------------
Chesapeake Energy Corp.:
6.875% Sr. Unsec. Nts., 1/15/16                                                   784,000                        823,200
8.375% Sr. Unsec. Nts., 11/1/08                                                 1,100,000                      1,204,500
9% Sr. Nts., 8/15/12                                                            3,500,000                      4,016,250
--------------------------------------------------------------------------------------------------------------------------
El Paso Corp., 7.875% Sr. Unsec. Nts., 6/15/12                                  5,447,000                      5,433,383
--------------------------------------------------------------------------------------------------------------------------
El Paso Energy Corp., 7.625% Nts., 7/15/11                                      1,600,000                      1,584,000
--------------------------------------------------------------------------------------------------------------------------
El Paso Energy Partners LP, 8.50% Sr. Unsec. Sub. Nts.,
Series B, 6/1/11                                                                2,851,000                      3,218,066
--------------------------------------------------------------------------------------------------------------------------
El Paso Production Holding Co., 7.75% Sr. Unsec. Nts., 6/1/13                   7,850,000                      7,908,875
--------------------------------------------------------------------------------------------------------------------------
Enterprise Products Operating LP, 5.60% Sr. Nts., 10/15/14 4,6                  1,700,000                      1,716,187
--------------------------------------------------------------------------------------------------------------------------
EXCO Resources, Inc., 7.25% Sr. Nts., 1/15/11                                   1,850,000                      1,970,250
--------------------------------------------------------------------------------------------------------------------------
Forest Oil Corp., 7.75% Sr. Nts., 5/1/14                                        2,000,000                      2,185,000
--------------------------------------------------------------------------------------------------------------------------
Frontier Oil Corp.:
6.625% Sr. Nts., 10/1/11 4,6                                                    1,100,000                      1,119,250
11.75% Sr. Nts., 11/15/09                                                       6,000,000                      6,427,500
--------------------------------------------------------------------------------------------------------------------------
GulfTerra Energy Partners LP:
8.50% Sr. Unsec. Sub. Nts., Series B, 6/1/10                                    1,079,000                      1,261,081
10.625% Sr. Sub. Nts., 12/1/12 1                                                1,239,000                      1,561,140
--------------------------------------------------------------------------------------------------------------------------
Newfield Exploration Co.:
6.625% Sr. Unsec. Sub. Nts., 9/1/14 4                                           3,200,000                      3,352,000
8.375% Sr. Sub. Nts., 8/15/12                                                   2,850,000                      3,220,500
--------------------------------------------------------------------------------------------------------------------------
Pioneer Natural Resources Co., 5.875% Sr. Unsec. Nts., 7/15/16                  1,000,000                      1,045,788
--------------------------------------------------------------------------------------------------------------------------
Plains Exploration & Production Co., 7.125% Sr. Nts., 6/15/14 4                 1,700,000                      1,831,750
--------------------------------------------------------------------------------------------------------------------------
Premcor Refining Group, Inc.:
6.75% Sr. Nts., 5/1/14                                                          3,000,000                      3,120,000
9.50% Sr. Nts., 2/1/13                                                          2,000,000                      2,365,000
--------------------------------------------------------------------------------------------------------------------------
Range Resources Corp., 7.375% Sr. Sub. Nts., 7/15/13                            1,500,000                      1,582,500
--------------------------------------------------------------------------------------------------------------------------
Southern Natural Gas Co.:
7.35% Nts., 2/15/31                                                             2,800,000                      2,779,000
8% Sr. Unsub. Nts., 3/1/32                                                      4,800,000                      4,980,000
8.875% Sr. Nts., 3/15/10                                                        1,800,000                      2,034,000
--------------------------------------------------------------------------------------------------------------------------
Stone Energy Corp., 8.25% Sr. Unsec. Sub. Nts., 12/15/11                        3,500,000                      3,788,750
--------------------------------------------------------------------------------------------------------------------------
Teekay Shipping Corp., 8.875% Sr. Nts., 7/15/11                                 3,175,000                      3,607,594
--------------------------------------------------------------------------------------------------------------------------
Tennessee Gas Pipeline Co., 7.50% Bonds, 4/1/17                                11,550,000                     12,040,875
--------------------------------------------------------------------------------------------------------------------------
Tesoro Petroleum Corp.:
8% Sr. Sec. Nts., 4/15/08                                                       2,300,000                      2,495,500
9.625% Sr. Sub. Nts., 4/1/12                                                    1,597,000                      1,856,513
--------------------------------------------------------------------------------------------------------------------------
Transcontinental Gas Pipe Line Corp.:
6.125% Nts., 1/15/05 1                                                          1,000,000                      1,011,250
8.875% Sr. Unsub. Nts., Series B, 7/15/12                                       1,200,000                      1,465,500
--------------------------------------------------------------------------------------------------------------------------
Whiting Petroleum Corp., 7.25% Sr. Sub. Nts., 5/1/12                            3,300,000                      3,349,500
--------------------------------------------------------------------------------------------------------------------------
Williams Cos., Inc. (The), 7.125% Nts., 9/1/11                                  7,400,000                      8,158,500
--------------------------------------------------------------------------------------------------------------------------
Williams Holdings of Delaware, Inc., 6.50% Nts., 12/1/08 1                        800,000                        844,000
                                                                                                         -----------------
                                                                                                             106,939,202
--------------------------------------------------------------------------------------------------------------------------
FINANCIALS--2.4%
--------------------------------------------------------------------------------------------------------------------------
CAPITAL MARKETS--1.1%
--------------------------------------------------------------------------------------------------------------------------
American Color Graphics, Inc., 10% Sr. Sec. Nts., 6/15/10                       1,350,000                      1,046,250
--------------------------------------------------------------------------------------------------------------------------
BCP Caylux Holdings Luxembourg SCA, 9.625% Sr. Sub.
Nts., 6/15/14 4                                                                 7,375,000                      8,001,875
--------------------------------------------------------------------------------------------------------------------------
Berry Plastics Corp., 10.75% Sr. Sub. Nts., 7/15/12                             6,100,000                      6,923,500
--------------------------------------------------------------------------------------------------------------------------
DeCrane Aircraft Holdings, Inc., 12% Sr. Unsec. Sub. Nts.,
Series B, 9/30/08                                                               3,700,000                      2,423,500
                                                                                                         -----------------
                                                                                                              18,395,125
--------------------------------------------------------------------------------------------------------------------------
COMMERCIAL BANKS--0.2%
ABN Amro Bank NV (NY Branch), 4% Sec. Nts., 11/5/17 1,7                         2,069,459                      1,727,998
--------------------------------------------------------------------------------------------------------------------------
Bank Plus Corp., 12% Sr. Nts., 7/18/07                                             78,000                         83,850
--------------------------------------------------------------------------------------------------------------------------
Western Financial Bank, 9.625% Unsec. Sub. Debs., 5/15/12                       1,700,000                      1,929,500
                                                                                                         -----------------
                                                                                                               3,741,348
--------------------------------------------------------------------------------------------------------------------------
DIVERSIFIED FINANCIAL SERVICES--0.2%
Global Cash Access LLC/Global Cash Finance Corp., 8.75%
Sr. Sub. Nts., 3/15/12 4                                                        1,200,000                      1,278,000
--------------------------------------------------------------------------------------------------------------------------
Jostens IH Corp., 7.625% Sr. Sub. Nts., 10/1/12 1,6                             1,600,000                      1,616,000
                                                                                                         -----------------
                                                                                                               2,894,000
--------------------------------------------------------------------------------------------------------------------------
INSURANCE--0.1%
Leap Wireless International, Inc.:
4/1/27, Escrow Shares 8                                                         2,900,000                        116,000
4/1/27, Escrow Shares 8                                                         4,500,000                        146,250
--------------------------------------------------------------------------------------------------------------------------
Texas Gas Transmission Corp., 7.25% Debs., 7/15/27                              1,000,000                      1,138,404
                                                                                                         -----------------
                                                                                                               1,400,654
--------------------------------------------------------------------------------------------------------------------------
REAL ESTATE--0.8%
American Casino & Entertainment Properties LLC, 7.85% Sr.
Sec. Nts., 2/1/12 4                                                             1,750,000                      1,846,250
--------------------------------------------------------------------------------------------------------------------------
Felcor Lodging LP:
9% Sr. Nts., 6/1/11                                                             2,552,000                      2,819,960
10% Sr. Unsec. Nts., 9/15/08                                                      109,000                        114,995
--------------------------------------------------------------------------------------------------------------------------
HMH Properties, Inc., 7.875% Sr. Nts., Series B, 8/1/08                         1,389,000                      1,435,879
--------------------------------------------------------------------------------------------------------------------------
MeriStar Hospitality Corp.:
9.125% Sr. Unsec. Nts., 1/15/11                                                 2,797,000                      2,943,843
10.50% Sr. Unsec. Nts., 6/15/09                                                 2,700,000                      2,970,000
                                                                                                         -----------------
                                                                                                              12,130,927
--------------------------------------------------------------------------------------------------------------------------
HEALTH CARE--5.8%
--------------------------------------------------------------------------------------------------------------------------
BIOTECHNOLOGY--0.2%
Polypore, Inc., 8.75% Sr. Sub. Nts., 5/15/12  4                                 3,500,000                      3,648,750
--------------------------------------------------------------------------------------------------------------------------
HEALTH CARE EQUIPMENT & SUPPLIES--0.7%
Dade Behring Holdings, Inc., 11.91% Sr. Unsec. Sub. Nts., 10/3/10                 814,502                        930,569
--------------------------------------------------------------------------------------------------------------------------
Fisher Scientific International, Inc., 8.125% Sr. Sub. Nts., 5/1/12             1,736,000                      1,944,320
--------------------------------------------------------------------------------------------------------------------------
HMP Equity Holdings Corp., 23.04% Sr. Disc. Nts., 5/15/08 1,9                   2,800,000                      1,778,000
--------------------------------------------------------------------------------------------------------------------------
Inverness Medical Innovations, Inc., 8.75% Sr. Sub. Nts., 2/15/12 4             1,100,000                      1,111,000
--------------------------------------------------------------------------------------------------------------------------
Sybron Dental Specialties, Inc., 8.125% Sr. Sub. Nts., 6/15/12 1                2,200,000                      2,392,500
--------------------------------------------------------------------------------------------------------------------------
Universal Hospital Services, Inc., 10.125% Sr. Unsec.
Nts., 11/1/11 1                                                                 2,150,000                      2,193,000
--------------------------------------------------------------------------------------------------------------------------
Vanguard Health Holding II, Inc., 9% Sr. Sub. Nts., 10/1/14 4                   1,500,000                      1,511,250
                                                                                                         -----------------
                                                                                                              11,860,639
--------------------------------------------------------------------------------------------------------------------------
HEALTH CARE PROVIDERS & SERVICES--4.7%
Alderwoods Group, Inc., 7.75% Sr. Nts., 9/15/12 4                               2,800,000                      2,975,000
--------------------------------------------------------------------------------------------------------------------------
AmeriPath, Inc., 10.50% Sr. Unsec. Sub. Nts., 4/1/13                            2,000,000                      2,050,000
--------------------------------------------------------------------------------------------------------------------------
Beverly Enterprises, Inc., 7.875% Sr. Sub. Nts., 6/15/14 4                      2,300,000                      2,472,500
--------------------------------------------------------------------------------------------------------------------------
Extendicare Health Services, Inc.:
6.875% Sr. Sub. Nts., 5/1/14                                                    1,300,000                      1,332,500
9.50% Sr. Unsec. Sub. Nts., 7/1/10                                              1,900,000                      2,142,250
--------------------------------------------------------------------------------------------------------------------------
Fresenius Medical Care Capital Trust II, 7.875% Nts., 2/1/08                    2,800,000                      3,066,000
--------------------------------------------------------------------------------------------------------------------------
Genesis HealthCare Corp., 8% Sr. Sub. Nts., 10/15/13                            1,300,000                      1,423,500
--------------------------------------------------------------------------------------------------------------------------
HCA, Inc.:
6.30% Sr. Unsec. Nts., 10/1/12                                                  1,200,000                      1,246,070
7.875% Sr. Nts., 2/1/11                                                         1,000,000                      1,132,343
8.75% Sr. Nts., 9/1/10                                                          2,000,000                      2,347,138
--------------------------------------------------------------------------------------------------------------------------
HealthSouth Corp.:
7.625% Nts., 6/1/12                                                             2,000,000                      1,945,000
10.75% Sr. Unsec. Sub. Nts., 10/1/08                                            1,697,000                      1,771,244
--------------------------------------------------------------------------------------------------------------------------
InSight Health Services Corp., 9.875% Sr. Sub. Nts., 11/1/11                    2,000,000                      2,010,000
--------------------------------------------------------------------------------------------------------------------------
Magellan Health Services, Inc., 9.375% Sr. Unsec. Nts.,
Series A, 11/15/08                                                              4,435,654                      4,823,774
--------------------------------------------------------------------------------------------------------------------------
Medquest, Inc., 11.875% Sr. Unsec. Sub. Nts., Series B, 8/15/12                 3,200,000                      3,664,000
--------------------------------------------------------------------------------------------------------------------------
National Nephrology Assn., 9% Sr. Sub. Nts., 11/1/11 4                            650,000                        754,813
--------------------------------------------------------------------------------------------------------------------------
NDCHealth Corp., 10.50% Sr. Unsec. Sub. Nts., 12/1/12                           4,100,000                      4,499,750
--------------------------------------------------------------------------------------------------------------------------
PacifiCare Health Systems, Inc., 10.75% Sr. Unsec. Unsub.
Nts., 6/1/09                                                                    2,207,000                      2,554,603
--------------------------------------------------------------------------------------------------------------------------
Quintiles Transnational Corp., 10% Sr. Sub. Nts., 10/1/13                       1,900,000                      2,023,500
--------------------------------------------------------------------------------------------------------------------------
Rotech Healthcare, Inc., 9.50% Sr. Unsec. Sub. Nts., 4/1/12                     2,400,000                      2,580,000
--------------------------------------------------------------------------------------------------------------------------
Stewart Enterprises, Inc., 10.75% Sr. Unsec. Sub. Nts., 7/1/08                  5,400,000                      5,994,000
--------------------------------------------------------------------------------------------------------------------------
Tenet Healthcare Corp.:
6.375% Sr. Nts., 12/1/11                                                        4,050,000                      3,655,125
7.375% Nts., 2/1/13                                                               147,000                        138,915
9.875% Sr. Nts., 7/1/14 4                                                       2,975,000                      3,123,750
--------------------------------------------------------------------------------------------------------------------------
Triad Hospitals, Inc.:
7% Sr. Nts., 5/15/12                                                            3,200,000                      3,360,000
7% Sr. Sub. Nts., 11/15/13                                                      5,110,000                      5,224,975
--------------------------------------------------------------------------------------------------------------------------
US Oncology, Inc.:
9% Sr. Nts., 8/15/12 4                                                          2,150,000                      2,236,000
10.75% Sr. Sub. Nts., 8/15/14 4                                                 2,550,000                      2,632,875
--------------------------------------------------------------------------------------------------------------------------
Vicar Operating, Inc., 9.875% Sr. Sub. Nts., 12/1/09                            4,000,000                      4,440,000
                                                                                                         -----------------
                                                                                                              77,619,625
--------------------------------------------------------------------------------------------------------------------------
PHARMACEUTICALS--0.2%
Valeant Pharmaceuticals International, Inc., 7% Sr. Nts., 12/15/11              2,900,000                      2,950,750
--------------------------------------------------------------------------------------------------------------------------
INDUSTRIALS--9.7%
--------------------------------------------------------------------------------------------------------------------------
AEROSPACE & DEFENSE--1.2%
Alliant Techsystems, Inc., 8.50% Sr. Unsec. Sub. Nts., 5/15/11                  2,400,000                      2,628,000
--------------------------------------------------------------------------------------------------------------------------
BE Aerospace, Inc.:
8% Sr. Unsec. Sub. Nts., Series B, 3/1/08                                       2,900,000                      2,878,250
8.50% Sr. Unsec. Nts., 10/1/10                                                  1,100,000                      1,204,500
8.875% Sr. Unsec. Sub. Nts., 5/1/11                                               147,000                        149,573
9.50% Sr. Unsec. Sub. Nts., 11/1/08                                             1,000,000                      1,040,000
--------------------------------------------------------------------------------------------------------------------------
K&F Industries, Inc., 9.625% Sr. Unsec. Sub. Nts., 12/15/10                       700,000                        782,250
--------------------------------------------------------------------------------------------------------------------------
L-3 Communications Holdings, Inc., 7.625% Sr. Sub.
Nts., 6/15/12                                                                   1,200,000                      1,326,000
--------------------------------------------------------------------------------------------------------------------------
Rexnord Corp., 10.125% Sr. Unsec. Sub. Nts., 12/15/12 1                         1,900,000                      2,156,500
--------------------------------------------------------------------------------------------------------------------------
TD Funding Corp., 8.375% Sr. Sub. Nts., 7/15/11                                 2,800,000                      3,010,000
--------------------------------------------------------------------------------------------------------------------------
TRW Automotive, Inc.:
9.375% Sr. Nts., 2/15/13                                                        1,517,000                      1,740,758
11% Sr. Sub. Nts., 2/15/13                                                      1,299,000                      1,552,305
--------------------------------------------------------------------------------------------------------------------------
Vought Aircraft Industries, Inc., 8% Sr. Nts., 7/15/11                          1,050,000                      1,013,250
                                                                                                         -----------------
                                                                                                              19,481,386
--------------------------------------------------------------------------------------------------------------------------
AIR FREIGHT & LOGISTICS--0.1%
Park-Ohio Industries, Inc., 9.25% Sr. Sub. Nts., 12/1/07 1                      2,000,000                      2,040,000
--------------------------------------------------------------------------------------------------------------------------
AIRLINES--0.2%
ATA Holdings Corp.:
12.125% Sr. Unsec. Nts., 6/15/10 4                                              2,000,000                        720,000
13% Sr. Unsec. Nts., 2/1/09 7                                                   6,720,000                      2,419,200
                                                                                                         -----------------
                                                                                                               3,139,200
--------------------------------------------------------------------------------------------------------------------------
BUILDING PRODUCTS--0.3%
Associated Materials, Inc., 9.75% Sr. Sub. Nts., 4/15/12                        1,500,000                      1,728,750
--------------------------------------------------------------------------------------------------------------------------
Jacuzzi Brands, Inc., 9.625% Sr. Sec. Nts., 7/1/10                              1,944,000                      2,157,840
--------------------------------------------------------------------------------------------------------------------------
North America Energy Partners, Inc., 8.75% Sr. Unsec.
Nts., 12/1/11 4                                                                 1,300,000                      1,274,000
                                                                                                         -----------------
                                                                                                               5,160,590
--------------------------------------------------------------------------------------------------------------------------
COMMERCIAL SERVICES & SUPPLIES--3.3%
Allied Waste North America, Inc.:
7.375% Sr. Sec. Nts., Series B, 4/15/14                                         6,400,000                      6,192,000
7.875% Sr. Nts., 4/15/13                                                        3,700,000                      3,922,000
8.50% Sr. Sub. Nts., 12/1/08                                                    2,200,000                      2,398,000
8.875% Sr. Nts., Series B, 4/1/08                                               1,700,000                      1,853,000
9.25% Sr. Sec. Debs., Series B, 9/1/12                                          2,000,000                      2,235,000
--------------------------------------------------------------------------------------------------------------------------
American Pad & Paper Co., 13% Sr. Sub. Nts., Series B,
11/15/05 1,2,3                                                                  2,500,000                             --
--------------------------------------------------------------------------------------------------------------------------
Cenveo Corp., 7.875% Sr. Sub. Nts., 12/1/13                                     3,500,000                      3,430,000
--------------------------------------------------------------------------------------------------------------------------
Coinmach Corp., 9% Sr. Nts., 2/1/10                                             2,250,000                      2,345,625
--------------------------------------------------------------------------------------------------------------------------
Comforce Operating, Inc., 12% Sr. Nts., Series B, 12/1/07 1                     2,400,000                      2,340,000
--------------------------------------------------------------------------------------------------------------------------
Corrections Corp. of America:
7.50% Sr. Nts., 5/1/11                                                          1,350,000                      1,432,688
9.875% Sr. Nts., 5/1/09                                                         1,500,000                      1,681,875
--------------------------------------------------------------------------------------------------------------------------
Hydrochem Industrial Services, Inc., 10.375% Sr. Sub.
Nts., 8/1/07 1                                                                  3,500,000                      3,543,750
--------------------------------------------------------------------------------------------------------------------------
Kindercare Learning Centers, Inc., 9.50% Sr. Sub. Nts., 2/15/09                 2,303,000                      2,346,181
--------------------------------------------------------------------------------------------------------------------------
Mail-Well I Corp., 9.625% Sr. Nts., 3/15/12                                     4,150,000                      4,585,750
--------------------------------------------------------------------------------------------------------------------------
Protection One, Inc./Protection One Alarm Monitoring, Inc.,
7.375% Sr. Unsec. Nts., 8/15/05                                                 1,500,000                      1,494,375
--------------------------------------------------------------------------------------------------------------------------
Stericycle, Inc., 12.375% Sr. Unsec. Sub. Nts., Series B, 11/15/09              2,584,000                      2,829,480
--------------------------------------------------------------------------------------------------------------------------
Synagro Technologies, Inc., 9.50% Sr. Sub. Nts., 4/1/09                         1,700,000                      1,827,500
--------------------------------------------------------------------------------------------------------------------------
United Rentals, Inc., 7% Sr. Sub. Nts., 2/15/14                                 7,600,000                      6,783,000
--------------------------------------------------------------------------------------------------------------------------
Videotron Ltee, 6.875% Sr. Unsec. Nts., 1/15/14                                 1,100,000                      1,133,000
--------------------------------------------------------------------------------------------------------------------------
Waste Management, Inc., 6.375% Sr. Nts., 11/15/12                               1,200,000                      1,328,646
--------------------------------------------------------------------------------------------------------------------------
Waste Services, Inc., 9.50% Sr. Sub. Nts., 4/15/14 4                            1,350,000                      1,289,250
                                                                                                         -----------------
                                                                                                              54,991,120
--------------------------------------------------------------------------------------------------------------------------
CONSTRUCTION & ENGINEERING--0.2%
Integrated Electrical Services, Inc.:
9.375% Sr. Sub. Nts., Series B, 2/1/09                                            499,000                        491,515
9.375% Sr. Sub. Nts., Series C, 2/1/09                                            500,000                        492,500
--------------------------------------------------------------------------------------------------------------------------
URS Corp., 11.50% Sr. Unsec. Nts., 9/15/09                                      1,428,000                      1,649,340
                                                                                                         -----------------
                                                                                                               2,633,355
--------------------------------------------------------------------------------------------------------------------------
ELECTRICAL EQUIPMENT--0.5%
Belden & Blake Corp., 8.75% Sr. Sec. Nts., 7/15/12 4                            2,725,000                      2,915,750
--------------------------------------------------------------------------------------------------------------------------
Dayton Superior Corp., 13% Sr. Unsec. Sub. Nts., 6/15/09                        1,050,000                      1,034,250
--------------------------------------------------------------------------------------------------------------------------
General Cable Corp., 9.50% Sr. Nts., 11/15/10                                   2,200,000                      2,453,000
--------------------------------------------------------------------------------------------------------------------------
Riverside Forest Products Ltd., 7.875% Sr. Unsec. Sub. Nts., 3/1/14             1,200,000                      1,278,000
                                                                                                         -----------------
                                                                                                               7,681,000
--------------------------------------------------------------------------------------------------------------------------
INDUSTRIAL CONGLOMERATES--0.8%
Great Lakes Dredge & Dock Co., 7.75% Sr. Unsec. Sub. Nts.,
12/15/13                                                                        3,800,000                      3,306,000
--------------------------------------------------------------------------------------------------------------------------
Norse CBO Ltd., 9.342% Sub. Bonds, Series 1A, Cl. C2, 8/13/10 1                11,000,000                     10,120,000
                                                                                                         -----------------
                                                                                                              13,426,000
--------------------------------------------------------------------------------------------------------------------------
MACHINERY--1.8%
AGCO Corp., 9.50% Sr. Unsec. Nts., 5/1/08 1                                     6,000,000                      6,510,000
--------------------------------------------------------------------------------------------------------------------------
Manitowoc Co., Inc. (The):
7.125% Sr. Nts., 11/1/13                                                          600,000                        637,500
10.50% Sr. Sub. Nts., 8/1/12 1                                                  3,350,000                      3,877,625
--------------------------------------------------------------------------------------------------------------------------
Milacron Escrow Corp., 11.50% Sr. Sec. Nts., 5/15/11 4                          3,400,000                      3,621,000
--------------------------------------------------------------------------------------------------------------------------
Navistar International Corp., 7.50% Sr. Nts., 6/15/11                           2,800,000                      3,003,000
--------------------------------------------------------------------------------------------------------------------------
NMHG Holding Co., 10% Sr. Nts., 5/15/09                                         1,600,000                      1,768,000
--------------------------------------------------------------------------------------------------------------------------
SPX Corp., 7.50% Sr. Nts., 1/1/13                                               3,000,000                      3,063,750
--------------------------------------------------------------------------------------------------------------------------
Terex Corp.:
9.25% Sr. Unsec. Sub. Nts., 7/15/11                                             3,900,000                      4,387,500
10.375% Sr. Unsec. Sub. Nts., Series B, 4/1/11                                    500,000                        567,500
--------------------------------------------------------------------------------------------------------------------------
Trinity Industries, Inc., 6.50% Sr. Nts., 3/15/14 1                             1,450,000                      1,435,500
                                                                                                         -----------------
                                                                                                              28,871,375
--------------------------------------------------------------------------------------------------------------------------
MARINE--0.6%
CP Ships Ltd., 10.375% Sr. Nts., 7/15/12                                        5,000,000                      5,750,000
--------------------------------------------------------------------------------------------------------------------------
Millenium Seacarriers, Inc., 12% Sr. Sec. Nts., 7/15/05 1,2,3                   5,000,000                        120,500
--------------------------------------------------------------------------------------------------------------------------
Navigator Gas Transport plc, 10.50% First Priority Ship Mtg.
Nts., 6/30/07 1,2,3                                                             5,800,000                      3,799,000
--------------------------------------------------------------------------------------------------------------------------
Pacific & Atlantic Holdings, Inc., 3.75% Sec. Nts., 12/31/07 4                  2,452,886                      1,066,024
                                                                                                         -----------------
                                                                                                              10,735,524
--------------------------------------------------------------------------------------------------------------------------
ROAD & RAIL--0.4%
Kansas City Southern Railway Co. (The), 7.50% Sr. Nts., 6/15/09                 2,000,000                      2,055,000
--------------------------------------------------------------------------------------------------------------------------
Stena AB:
7.50% Sr. Unsec. Nts., 11/1/13                                                  3,093,000                      3,112,331
9.625% Sr. Nts., 12/1/12                                                        2,000,000                      2,242,500
                                                                                                         -----------------
                                                                                                               7,409,831
--------------------------------------------------------------------------------------------------------------------------
TRANSPORTATION INFRASTRUCTURE--0.3%
Horizon Lines LLC, 9% Nts., 11/1/12 4                                           2,300,000                      2,438,000
--------------------------------------------------------------------------------------------------------------------------
Worldspan LP/Worldspan Financial Corp., 9.625% Sr. Nts., 6/15/11                2,050,000                      1,870,625
                                                                                                         -----------------
                                                                                                               4,308,625
--------------------------------------------------------------------------------------------------------------------------
INFORMATION TECHNOLOGY--1.9%
--------------------------------------------------------------------------------------------------------------------------
COMMUNICATIONS EQUIPMENT--0.2%
Orion Network Systems, Inc., 12.50% Sr. Unsub. Disc. Nts.,
1/15/07 1,2,3                                                                   5,310,000                      2,601,900
--------------------------------------------------------------------------------------------------------------------------
COMPUTERS & PERIPHERALS--0.1%
Seagate Technology Hdd Holdings, 8% Sr. Nts., 5/15/09                           1,700,000                      1,819,000
--------------------------------------------------------------------------------------------------------------------------
ELECTRONIC EQUIPMENT & INSTRUMENTS--0.5%
Ingram Micro, Inc., 9.875% Sr. Unsec. Sub. Nts., 8/15/08                        3,000,000                      3,296,250
--------------------------------------------------------------------------------------------------------------------------
Sensus Metering System, Inc., 8.625% Sr. Unsec. Sub. Nts.,
12/15/13                                                                        4,200,000                      4,305,000
                                                                                                         -----------------
                                                                                                               7,601,250
--------------------------------------------------------------------------------------------------------------------------
INTERNET SOFTWARE & SERVICES--0.0%
Exodus Communications, Inc., 10.75% Sr. Nts., 12/15/09 1,2,3 [EUR]              4,232,751                         52,641
--------------------------------------------------------------------------------------------------------------------------
Globix Corp., 11% Sr. Nts., 5/1/08 1                                              500,368                        462,840
--------------------------------------------------------------------------------------------------------------------------
NorthPoint Communications Group, Inc., 12.875%
Nts., 2/15/10 1,2,3                                                             1,040,900                             --
--------------------------------------------------------------------------------------------------------------------------
PSINet, Inc.:
10.50% Sr. Unsec. Nts., 12/1/06 1,2,3 [EUR]                                     1,000,000                         48,969
11% Sr. Nts., 8/1/09 1,2,3                                                      2,118,662                        143,010
--------------------------------------------------------------------------------------------------------------------------
Verado Holdings, Inc., 13% Sr. Disc. Nts., 4/15/08 1,2,3                        5,000,000                            500
                                                                                                         -----------------
                                                                                                                 707,960
--------------------------------------------------------------------------------------------------------------------------
IT SERVICES--0.3%
Iron Mountain, Inc.:
7.75% Sr. Sub. Nts., 1/15/15                                                    1,200,000                      1,278,000
8.625% Sr. Unsec. Sub. Nts., 4/1/13                                             2,400,000                      2,616,000
--------------------------------------------------------------------------------------------------------------------------
Titan Corp. (The), 8% Sr. Sub. Nts., 5/15/11                                    1,400,000                      1,463,000
                                                                                                         -----------------
                                                                                                               5,357,000
--------------------------------------------------------------------------------------------------------------------------
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT--0.8%
AMI Semiconductor, Inc., 10.75% Sr. Unsec. Sub. Nts., 2/1/13 1                  2,597,000                      3,038,490
--------------------------------------------------------------------------------------------------------------------------
Amkor Technology, Inc.:
7.75% Sr. Nts., 5/15/13                                                         1,550,000                      1,278,750
9.25% Sr. Unsec. Sub. Nts., 2/15/08                                             3,500,000                      3,272,500
--------------------------------------------------------------------------------------------------------------------------
ChipPAC International Co. Ltd., 12.75% Sr. Unsec. Sub. Nts.,
Series B, 8/1/09 1                                                              2,500,000                      2,659,375
--------------------------------------------------------------------------------------------------------------------------
Freescale Semiconductor, Inc., 7.125% Sr. Nts., 7/15/14 4                       2,800,000                      2,926,000
                                                                                                         -----------------
                                                                                                              13,175,115
--------------------------------------------------------------------------------------------------------------------------
MATERIALS--13.0%
--------------------------------------------------------------------------------------------------------------------------
CHEMICALS--4.6%
Avecia Group plc, 11% Sr. Unsec. Nts., 7/1/09                                   1,750,000                      1,548,750
--------------------------------------------------------------------------------------------------------------------------
ClimaChem, Inc., 10.75% Sr. Unsec. Nts., Series B, 12/1/07                      2,000,000                        820,000
--------------------------------------------------------------------------------------------------------------------------
Compass Minerals Group, Inc., 10% Sr. Sub. Nts., 8/15/11                        3,200,000                      3,600,000
--------------------------------------------------------------------------------------------------------------------------
Crompton Corp., 9.875% Sr. Nts., 8/1/12 4                                       2,800,000                      2,954,000
--------------------------------------------------------------------------------------------------------------------------
Equistar Chemicals LP/Equistar Funding Corp.:
10.125% Sr. Unsec. Nts., 9/1/08                                                   147,000                        166,478
10.625% Sr. Unsec. Nts., 5/1/11                                                 5,800,000                      6,641,000
--------------------------------------------------------------------------------------------------------------------------
Huntsman Co. LLC:
11.50% Sr. Nts., 7/15/12 4                                                      4,425,000                      4,906,219
11.625% Sr. Unsec. Nts., 10/15/10                                                 147,000                        170,888
--------------------------------------------------------------------------------------------------------------------------
Huntsman Corp./ICI Chemical Co. plc:
10.125% Sr. Unsec. Sub. Nts., 7/1/09                                            9,150,000                      9,653,250
13.09% Sr. Unsec. Disc. Nts., 12/31/09 1,9                                      4,000,000                      2,140,000
--------------------------------------------------------------------------------------------------------------------------
Huntsman International LLC, 9.875% Sr. Nts., 3/1/09                             6,100,000                      6,755,750
--------------------------------------------------------------------------------------------------------------------------
IMC Global, Inc.:
7.625% Bonds, 11/1/05 1                                                            24,000                         25,080
10.875% Sr. Unsec. Nts., 8/1/13                                                   147,000                        186,323
--------------------------------------------------------------------------------------------------------------------------
Innophos, Inc., 8.875% Sr. Sub. Nts., 8/15/14 4                                 2,700,000                      2,889,000
--------------------------------------------------------------------------------------------------------------------------
ISP Chemco, Inc., 10.25% Sr. Unsec. Sub. Nts., 7/1/11                           2,700,000                      3,024,000
--------------------------------------------------------------------------------------------------------------------------
ISP Holdings, Inc., 10.625% Sr. Sec. Nts., 12/15/09                             1,800,000                      1,989,000
--------------------------------------------------------------------------------------------------------------------------
Lyondell Chemical Co.:
9.50% Sec. Nts., 12/15/08                                                         147,000                        161,149
9.50% Sr. Sec. Nts., 12/15/08                                                     700,000                        767,375
9.625% Sr. Sec. Nts., Series A, 5/1/07                                          4,400,000                      4,812,500
9.875% Sec. Nts., Series B, 5/1/07                                              1,215,000                      1,289,419
10.50% Sr. Sec. Nts., 6/1/13                                                      850,000                        986,000
--------------------------------------------------------------------------------------------------------------------------
Millennium America, Inc., 9.25% Sr. Unsec. Sub. Nts., 6/15/08                     700,000                        775,250
--------------------------------------------------------------------------------------------------------------------------
PCI Chemicals Canada, 10% Sr. Sec. Nts., 12/31/08                                 989,550                        974,707
--------------------------------------------------------------------------------------------------------------------------
Pioneer Cos., Inc., 5.086% Sr. Sec. Nts., 12/31/06 1,7                            313,358                        308,658
--------------------------------------------------------------------------------------------------------------------------
PolyOne Corp.:
8.875% Sr. Unsec. Nts., 5/1/12                                                  4,800,000                      4,920,000
10.625% Sr. Unsec. Nts., 5/15/10                                                1,597,000                      1,756,700
--------------------------------------------------------------------------------------------------------------------------
Resolution Performance Products LLC:
8% Sr. Sec. Nts., 12/15/09 1                                                    1,650,000                      1,711,875
13.50% Sr. Unsec. Sub. Nts., 11/15/10                                           1,350,000                      1,316,250
--------------------------------------------------------------------------------------------------------------------------
Rhodia SA, 10.25% Sr. Unsec. Nts., 6/1/10                                       2,600,000                      2,704,000
--------------------------------------------------------------------------------------------------------------------------
Rockwood Specialties Group, Inc., 10.625% Sr. Unsec. Sub.
Nts., 5/15/11                                                                     950,000                      1,049,750
--------------------------------------------------------------------------------------------------------------------------
Royster-Clark, Inc., 10.25% First Mtg. Nts., 4/1/09 1                           1,500,000                      1,545,000
--------------------------------------------------------------------------------------------------------------------------
Sterling Chemicals, Inc.:
10% Sr. Sec. Nts., 12/19/07 1                                                   2,045,678                      1,933,166
11.25% Sr. Sub. Nts., 8/15/06 1,2,3                                             3,000,000                             --
--------------------------------------------------------------------------------------------------------------------------
Westlake Chemical Corp., 8.75% Sr. Nts., 7/15/11 1                                844,000                        951,610
                                                                                                         -----------------
                                                                                                              75,433,147
--------------------------------------------------------------------------------------------------------------------------
CONSTRUCTION MATERIALS--0.2%
Texas Industries, Inc., 10.25% Sr. Unsec. Nts., 6/15/11 1                       2,600,000                      3,003,000
--------------------------------------------------------------------------------------------------------------------------
CONTAINERS & PACKAGING--3.2%
Crown Euro Holdings SA:
9.50% Sr. Sec. Nts., 3/1/11                                                     2,800,000                      3,136,000
10.875% Sr. Sec. Nts., 3/1/13                                                   1,400,000                      1,634,500
--------------------------------------------------------------------------------------------------------------------------
Graham Packaging Co., Inc.:
8.50% Sr. Nts., 10/15/12 4,6                                                    1,200,000                      1,230,000
9.875% Sub. Nts., 10/15/14 4,6                                                  2,400,000                      2,469,000
--------------------------------------------------------------------------------------------------------------------------
Graphic Packaging International Corp.:
8.50% Sr. Nts., 8/15/11                                                         3,300,000                      3,704,250
9.50% Sr. Sub. Nts., 8/15/13                                                    2,100,000                      2,409,750
--------------------------------------------------------------------------------------------------------------------------
Jefferson Smurfit Corp.:
7.50% Sr. Unsec. Unsub. Nts., 6/1/13                                              650,000                        689,000
8.25% Sr. Unsec. Nts., 10/1/12                                                  2,500,000                      2,768,750
--------------------------------------------------------------------------------------------------------------------------
MDP Acquisitions plc, 9.625% Sr. Nts., 10/1/12                                  2,500,000                      2,837,500
--------------------------------------------------------------------------------------------------------------------------
Owens-Brockway Glass Container, Inc.:
7.75% Sr. Sec. Nts., 5/15/11                                                      700,000                        749,000
8.25% Sr. Unsec. Nts., 5/15/13                                                  1,347,000                      1,441,290
8.75% Sr. Sec. Nts., 11/15/12                                                   5,400,000                      6,021,000
8.875% Sr. Sec. Nts., 2/15/09                                                   3,000,000                      3,277,500
--------------------------------------------------------------------------------------------------------------------------
Pliant Corp., 0%/11.125% Sr. Sec. Disc. Nts., 6/15/09 5                         1,650,000                      1,419,000
--------------------------------------------------------------------------------------------------------------------------
Solo Cup Co., 8.50% Sr. Sub. Nts., 2/15/14                                      5,050,000                      4,999,500
--------------------------------------------------------------------------------------------------------------------------
Stone Container Corp.:
8.375% Sr. Nts., 7/1/12                                                         2,500,000                      2,768,750
9.25% Sr. Unsec. Nts., 2/1/08                                                   1,000,000                      1,117,500
9.75% Sr. Unsec. Nts., 2/1/11                                                   4,000,000                      4,450,000
--------------------------------------------------------------------------------------------------------------------------
Stone Container Finance Co. of Canada II, 7.375% Sr.
Nts., 7/15/14 4                                                                 1,700,000                      1,789,250
--------------------------------------------------------------------------------------------------------------------------
TriMas Corp., 9.875% Sr. Unsec. Sub. Nts., 6/15/12                              4,200,000                      4,378,500
                                                                                                         -----------------
                                                                                                              53,290,040
--------------------------------------------------------------------------------------------------------------------------
METALS & MINING--3.3%
AK Steel Corp.:
7.75% Sr. Unsec. Nts., 6/15/12                                                    147,000                        144,428
7.875% Sr. Unsec. Nts., 2/15/09                                                   900,000                        897,750
--------------------------------------------------------------------------------------------------------------------------
Arch Western Finance LLC, 7.25% Sr. Nts., 7/1/13 4                              2,650,000                      2,862,000
--------------------------------------------------------------------------------------------------------------------------
California Steel Industries, Inc., 6.125% Sr. Nts., 3/15/14                     2,000,000                      1,960,000
--------------------------------------------------------------------------------------------------------------------------
Century Aluminum Co., 7.50% Sr. Nts., 8/15/14 4                                 3,600,000                      3,807,000
--------------------------------------------------------------------------------------------------------------------------
Foundation PA Coal Co., 7.25% Sr. Nts., 8/1/14 4                                1,900,000                      2,028,250
--------------------------------------------------------------------------------------------------------------------------
IMCO Recycling, Inc., 10.375% Sr. Sec. Nts., 10/15/10                           2,200,000                      2,431,000
--------------------------------------------------------------------------------------------------------------------------
International Utility Structures, Inc., 13% Unsec. Sub. Nts.,
2/1/08 1,2,3                                                                      814,000                             --
--------------------------------------------------------------------------------------------------------------------------
IPSCO, Inc., 8.75% Sr. Nts., 6/1/13                                               850,000                        973,250
--------------------------------------------------------------------------------------------------------------------------
Ispat Inland ULC, 9.75% Sr. Sec. Nts., 4/1/14                                   7,000,000                      7,752,500
--------------------------------------------------------------------------------------------------------------------------
Jorgensen (Earle M.) Co., 9.75% Sr. Sec. Nts., 6/1/12 1                         2,500,000                      2,787,500
--------------------------------------------------------------------------------------------------------------------------
Kaiser Aluminum & Chemical Corp., 10.875% Sr. Nts.,
Series B, 10/15/06 2,3                                                          2,000,000                      1,940,000
--------------------------------------------------------------------------------------------------------------------------
Koppers Industry, Inc., 9.875% Sr. Sec. Nts., 10/15/13 1                        2,800,000                      3,108,000
--------------------------------------------------------------------------------------------------------------------------
Massey Energy Co., 6.625% Sr. Nts., 11/15/10                                    1,750,000                      1,833,125
--------------------------------------------------------------------------------------------------------------------------
Metallurg, Inc., 11% Sr. Nts., 12/1/07                                          6,320,000                      3,823,600
--------------------------------------------------------------------------------------------------------------------------
Northwest Pipeline Corp., 8.125% Sr. Nts., 3/1/10                                 850,000                        957,313
--------------------------------------------------------------------------------------------------------------------------
Oregon Steel Mills, Inc., 10% Sr. Nts., 7/15/09                                 5,750,000                      6,310,625
--------------------------------------------------------------------------------------------------------------------------
Peabody Energy Corp., 6.875% Sr. Unsec. Nts., Series B, 3/15/13                 2,500,000                      2,712,500
--------------------------------------------------------------------------------------------------------------------------
Steel Dynamics, Inc., 9.50% Sr. Nts., 3/15/09                                   1,500,000                      1,672,500
--------------------------------------------------------------------------------------------------------------------------
UCAR Finance, Inc., 10.25% Sr. Nts., 2/15/12                                      700,000                        805,000
--------------------------------------------------------------------------------------------------------------------------
United States Steel Corp., 9.75% Sr. Nts., 5/15/10                              1,514,000                      1,741,100
--------------------------------------------------------------------------------------------------------------------------
United States Steel LLC, 10.75% Sr. Nts., 8/1/08                                1,493,000                      1,769,205
--------------------------------------------------------------------------------------------------------------------------
WHX Corp., 10.50% Sr. Unsec. Nts., 4/15/05                                      2,000,000                      1,910,000
                                                                                                         -----------------
                                                                                                              54,226,646
--------------------------------------------------------------------------------------------------------------------------
PAPER & FOREST PRODUCTS--1.7%
Abitibi-Consolidated, Inc., 8.55% Nts., 8/1/10                                  1,250,000                      1,346,875
--------------------------------------------------------------------------------------------------------------------------
Appleton Papers, Inc., 8.125% Sr. Nts., 6/15/11 4                               2,250,000                      2,328,750
--------------------------------------------------------------------------------------------------------------------------
Buckeye Technologies, Inc., 8.50% Sr. Nts., 10/1/13                             1,000,000                      1,080,000
--------------------------------------------------------------------------------------------------------------------------
Georgia-Pacific Corp.:
8.125% Sr. Unsec. Nts., 5/15/11                                                 3,500,000                      4,060,000
9.375% Sr. Unsec. Nts., 2/1/13                                                  5,400,000                      6,385,500
--------------------------------------------------------------------------------------------------------------------------
Inland Fiber Group LLC, 9.625% Sr. Unsec. Nts., 11/15/07 1,2,3                  4,000,000                      1,860,000
--------------------------------------------------------------------------------------------------------------------------
Norske Skog Canada Ltd., 7.375% Sr. Unsec. Nts., 3/1/14                         1,500,000                      1,575,000
--------------------------------------------------------------------------------------------------------------------------
Tekni-Plex, Inc.:
8.75% Sr. Sec. Nts., 11/15/13 4                                                 5,347,000                      5,106,385
12.75% Sr. Unsec. Sub. Nts., Series B, 6/15/10                                  2,500,000                      2,100,000
--------------------------------------------------------------------------------------------------------------------------
Western Forest Products, Inc., 15% Sec. Nts., 7/28/09 1                         2,294,000                      2,546,340
                                                                                                         -----------------
                                                                                                              28,388,850
--------------------------------------------------------------------------------------------------------------------------
TELECOMMUNICATION SERVICES--8.9%
--------------------------------------------------------------------------------------------------------------------------
DIVERSIFIED TELECOMMUNICATION SERVICES--3.2%
360networks, Inc., 13% Sr. Unsec. Nts., 5/1/08 1,2,3 [EUR]                      1,000,000                             --
--------------------------------------------------------------------------------------------------------------------------
Citizens Communications Co., 9.25% Sr. Nts., 5/15/11                            1,200,000                      1,326,000
--------------------------------------------------------------------------------------------------------------------------
COLO.com, Inc., 13.875% Sr. Nts., 3/15/10 1,2,3                                 1,665,849                            167
--------------------------------------------------------------------------------------------------------------------------
Crown Castle International Corp.:
7.50% Sr. Nts., 12/1/13                                                         3,950,000                      4,157,375
7.50% Sr. Nts., Series B, 12/1/13                                                 500,000                        526,250
--------------------------------------------------------------------------------------------------------------------------
Dex Media West LLC/Dex Media West Finance Co.:
8.50% Sr. Nts., 8/15/10                                                         2,100,000                      2,394,000
9.875% Sr. Sub. Nts., 8/15/13                                                   3,516,000                      4,148,880
--------------------------------------------------------------------------------------------------------------------------
IPC Acquisition Corp., 11.50% Sr. Sub. Nts., 12/15/09                             550,000                        607,750
--------------------------------------------------------------------------------------------------------------------------
MCI, Inc.:
5.908% Sr. Unsec. Nts., 5/1/07                                                  2,043,000                      2,030,231
6.688% Sr. Unsec. Nts., 5/1/09                                                    743,000                        717,924
7.735% Sr. Unsec. Nts., 5/1/14                                                    637,000                        605,150
--------------------------------------------------------------------------------------------------------------------------
Pratama Datakom Asia BV, 12.75% Gtd. Nts., 7/15/05 1,2,3                        4,000,000                        100,000
--------------------------------------------------------------------------------------------------------------------------
Qwest Capital Funding, Inc., 7.90% Unsec. Nts., 8/15/10                           147,000                        136,343
--------------------------------------------------------------------------------------------------------------------------
Qwest Communications International, Inc., 7.25% Sr.
Nts., 2/15/11 4                                                                 1,500,000                      1,428,750
--------------------------------------------------------------------------------------------------------------------------
Qwest Corp., 9.125% Nts., 3/15/12 4                                             5,400,000                      5,967,000
--------------------------------------------------------------------------------------------------------------------------
Qwest Services Corp., 14% Nts., 12/15/10 4,7                                   17,300,000                     20,284,250
--------------------------------------------------------------------------------------------------------------------------
Teligent, Inc., 11.50% Sr. Nts., 12/1/07 1,2,3                                  2,300,000                             --
--------------------------------------------------------------------------------------------------------------------------
Time Warner Telecom LLC/Time Warner Telecom, Inc.,
9.75% Sr. Nts., 7/15/08                                                         5,300,000                      5,273,500
--------------------------------------------------------------------------------------------------------------------------
Time Warner Telecom, Inc., 10.125% Sr. Unsec. Sub. Nts., 2/1/11                 2,100,000                      2,026,500
                                                                                                         -----------------
                                                                                                              51,730,070
--------------------------------------------------------------------------------------------------------------------------
WIRELESS TELECOMMUNICATION SERVICES--5.7%
Alamosa Delaware, Inc.:
8.50% Sr. Nts., 1/31/12                                                         2,750,000                      2,798,125
11% Sr. Unsec. Nts., 7/31/10                                                      147,000                        167,213
12.50% Sr. Unsec. Nts., 2/1/11                                                  2,200,000                      2,475,000
--------------------------------------------------------------------------------------------------------------------------
American Cellular Corp., 10% Sr. Nts., Series B, 8/1/11                         7,150,000                      5,827,250
--------------------------------------------------------------------------------------------------------------------------
American Tower Corp., 7.50% Sr. Nts., 5/1/12                                    6,450,000                      6,611,250
--------------------------------------------------------------------------------------------------------------------------
American Tower Escrow Corp., 12.25% Sr. Sub. Disc.
Nts., 8/1/08 9                                                                  4,300,000                      3,225,000
--------------------------------------------------------------------------------------------------------------------------
AT&T Corp., 8.05% Sr. Nts., 11/15/11 7                                          1,200,000                      1,348,500
--------------------------------------------------------------------------------------------------------------------------
CellNet Data Systems, Inc., Sr. Unsec. Disc. Nts., 10/1/07 1,2,3                9,220,000                             --
--------------------------------------------------------------------------------------------------------------------------
Centennial Cellular Operating Co./Centennial Communications
Corp., 10.125% Sr. Nts., 6/15/13                                                7,350,000                      7,772,625
--------------------------------------------------------------------------------------------------------------------------
Crown Castle International Corp., 10.75% Sr. Nts., 8/1/11                       2,000,000                      2,235,000
--------------------------------------------------------------------------------------------------------------------------
Dobson Communications Corp.:
8.875% Sr. Nts., 10/1/13                                                        6,347,000                      4,125,550
10.875% Sr. Unsec. Nts., 7/1/10                                                 2,500,000                      1,812,500
--------------------------------------------------------------------------------------------------------------------------
Nextel Communications, Inc.:
7.375% Sr. Nts., 8/1/15                                                         3,460,000                      3,736,800
9.50% Sr. Unsec. Nts., 2/1/11                                                   7,250,000                      8,265,000
--------------------------------------------------------------------------------------------------------------------------
Nextel Partners, Inc., 8.125% Sr. Nts., 7/1/11                                  2,150,000                      2,289,750
--------------------------------------------------------------------------------------------------------------------------
Rural Cellular Corp.:
8.25% Sr. Sec. Nts., 3/15/12 4                                                  2,100,000                      2,147,250
9.625% Sr. Sub. Nts., Series B, 5/15/08                                         1,150,000                      1,069,500
9.75% Sr. Sub. Nts., 1/15/10                                                    3,447,000                      3,016,125
9.875% Sr. Nts., 2/1/10                                                         3,100,000                      3,084,500
--------------------------------------------------------------------------------------------------------------------------
SBA Communications Corp., 10.25% Sr. Unsec. Nts., 2/1/09                        6,900,000                      7,417,500
--------------------------------------------------------------------------------------------------------------------------
SBA Telecommunications, Inc./SBA Communications Corp.,
0%/9.75% Sr. Disc. Nts., 12/15/11 5                                             6,047,000                      4,928,305
--------------------------------------------------------------------------------------------------------------------------
Triton PCS, Inc.:
8.50% Sr. Unsec. Nts., 6/1/13                                                   4,400,000                      4,015,000
8.75% Sr. Unsec. Sub. Nts., 11/15/11                                              497,000                        340,445
--------------------------------------------------------------------------------------------------------------------------
UbiquiTel Operating Co., 9.875% Sr. Nts., 3/1/11                                4,200,000                      4,394,250
--------------------------------------------------------------------------------------------------------------------------
US Unwired, Inc.:
0%/13.375% Sr. Unsec. Sub. Disc. Nts., Series B, 11/1/09 1,5                    5,850,000                      6,069,375
10% Sr. Sec. Nts., 6/15/12                                                      1,625,000                      1,694,063
--------------------------------------------------------------------------------------------------------------------------
Western Wireless Corp., 9.25% Sr. Unsec. Nts., 7/15/13                          3,197,000                      3,276,925
                                                                                                         -----------------
                                                                                                              94,142,801
--------------------------------------------------------------------------------------------------------------------------
UTILITIES--5.8%
--------------------------------------------------------------------------------------------------------------------------
ELECTRIC UTILITIES--3.8%
AES Corp. (The):
8.375% Sr. Unsec. Unsub. Nts., 3/1/11 [GBP]                                     2,500,000                      4,507,565
8.75% Sr. Sec. Nts., 5/15/13 4                                                  2,700,000                      3,057,750
10% Sec. Nts., 7/15/05 1                                                        1,716,488                      1,750,818
--------------------------------------------------------------------------------------------------------------------------
Allegheny Energy Supply Co. LLC, 8.25% Bonds, 4/15/12 4                           147,000                        163,170
--------------------------------------------------------------------------------------------------------------------------
Allegheny Energy, Inc., 7.75% Nts., 8/1/05                                      1,350,000                      1,400,625
--------------------------------------------------------------------------------------------------------------------------
Caithness Coso Funding Corp., 9.05% Sr. Sec. Nts., Series B,
12/15/09                                                                          795,637                        879,179
--------------------------------------------------------------------------------------------------------------------------
Calpine Corp.:
7.625% Sr. Nts., 4/15/06                                                        3,175,000                      2,952,750
8.75% Sr. Nts., 7/15/07                                                         2,800,000                      2,233,000
--------------------------------------------------------------------------------------------------------------------------
CMS Energy Corp.:
7.50% Sr. Nts., 1/15/09                                                         1,147,000                      1,207,218
7.75% Sr. Nts., 8/1/10 4                                                        1,400,000                      1,487,500
9.875% Sr. Unsec. Nts., 10/15/07                                                4,000,000                      4,465,000
--------------------------------------------------------------------------------------------------------------------------
CMS Energy X-TRAS Pass-Through Trust I, 7% Sr. Unsec.
Pass-Through Certificates, 1/15/05                                              1,300,000                      1,313,720
--------------------------------------------------------------------------------------------------------------------------
Edison Mission Energy, 10% Sr. Unsec. Nts., 8/15/08                               275,000                        323,125
--------------------------------------------------------------------------------------------------------------------------
Midwest Generation LLC, 8.75% Sr. Sec. Nts., 5/1/34                             8,100,000                      8,869,500
--------------------------------------------------------------------------------------------------------------------------
Mirant Americas Generation LLC, 8.30% Sr. Unsec.
Nts., 5/1/11 2,3                                                                1,300,000                      1,150,500
--------------------------------------------------------------------------------------------------------------------------
MSW Energy Holdings II LLC/MSW Energy Finance Co. II,
Inc., 7.375% Sr. Sec. Nts., Series B, 9/1/10 1                                  3,350,000                      3,534,250
--------------------------------------------------------------------------------------------------------------------------
MSW Energy Holdings LLC/MSW Energy Finance Co., Inc.,
8.50% Sr. Sec. Nts., 9/1/10                                                     1,300,000                      1,430,000
--------------------------------------------------------------------------------------------------------------------------
NRG Energy, Inc., 8% Sr. Sec. Nts., 12/15/13 4                                  7,600,000                      8,179,500
--------------------------------------------------------------------------------------------------------------------------
Reliant Resources, Inc.:
9.25% Sr. Sec. Nts., 7/15/10                                                    4,997,000                      5,390,514
9.50% Sr. Sec. Nts., 7/15/13                                                    4,750,000                      5,183,438
--------------------------------------------------------------------------------------------------------------------------
Teco Energy, Inc., 7.20% Unsec. Unsub. Nts., 5/1/11                             2,050,000                      2,193,500
--------------------------------------------------------------------------------------------------------------------------
Westar Energy, Inc., 9.75% Sr. Unsec. Nts., 5/1/07                                503,000                        575,531
                                                                                                         -----------------
                                                                                                              62,248,153
--------------------------------------------------------------------------------------------------------------------------
GAS UTILITIES--0.1%
AmeriGas Partners LP/AmeriGas Eagle Finance Corp., 8.875%
Sr. Unsec. Nts., Series B, 5/20/11 10                                             750,000                        830,625
--------------------------------------------------------------------------------------------------------------------------
SEMCO Energy, Inc., 7.125% Sr. Nts., 5/15/08                                    1,100,000                      1,166,000
                                                                                                         -----------------
                                                                                                               1,996,625
--------------------------------------------------------------------------------------------------------------------------
MULTI-UTILITIES & UNREGULATED POWER--1.8%
AES Red Oak LLC, 8.54% Sr. Sec. Bonds, Series A, 11/30/19 1                     3,318,047                      3,666,442
--------------------------------------------------------------------------------------------------------------------------
Consumers Energy Co.:
6.25% Nts., 9/15/06                                                             1,100,000                      1,160,201
6.375% Sr. Sec. Nts., 2/1/08                                                      800,000                        866,402
7.375% Nts., 9/15/23                                                            1,600,000                      1,657,550
--------------------------------------------------------------------------------------------------------------------------
Dynegy Holdings, Inc.:
6.875% Sr. Unsec. Unsub. Nts., 4/1/11                                           8,650,000                      8,282,375
8.75% Sr. Nts., 2/15/12                                                         4,647,000                      4,856,115
10.125% Sr. Sec. Nts., 7/15/13 4                                                6,200,000                      7,161,000
--------------------------------------------------------------------------------------------------------------------------
Mirant Mid-Atlantic LLC, 8.625% Sec. Pass-Through
Certificates, Series A, 6/30/12                                                 2,603,209                      2,656,901
                                                                                                         -----------------
                                                                                                              30,306,986
--------------------------------------------------------------------------------------------------------------------------
WATER UTILITIES--0.1%
National Waterworks, Inc., 10.50% Sr. Unsec. Sub. Nts.,
Series B, 12/1/12                                                               1,400,000                      1,596,000
                                                                                                         -----------------
Total Corporate Bonds and Notes (Cost $1,316,754,504)                                                      1,362,476,508

                                                                                   Shares
--------------------------------------------------------------------------------------------------------------------------
PREFERRED STOCKS--1.5%
AmeriKing, Inc., 13% Cum. Sr. Exchangeable, Non-Vtg. 1,3,10                       110,146                             --
--------------------------------------------------------------------------------------------------------------------------
Doane Pet Care Co., 14.25% Jr. Sub. Exchange Debs., Non-Vtg. 1,3                  140,000                      6,755,000
--------------------------------------------------------------------------------------------------------------------------
Dobson Communications Corp., 6% Cv., Series F (converts into
Dobson Communications Corp., Cl. A common stock), Non-Vtg. 4                        2,800                        139,999
--------------------------------------------------------------------------------------------------------------------------
e.spire Communications, Inc., 12.75% Jr. Redeemable,
Non-Vtg. 1,3,10                                                                     3,738                            374
--------------------------------------------------------------------------------------------------------------------------
Eagle-Picher Holdings, Inc., 11.75% Cum. Exchangeable,
Series B, Non-Vtg. 1,3                                                             28,000                      2,527,000
--------------------------------------------------------------------------------------------------------------------------
ICG Holdings, Inc., 14.25% Exchangeable, Non-Vtg. 1,3,10                                1                             --
--------------------------------------------------------------------------------------------------------------------------
McLeodUSA, Inc., 2.50% Cv., Series A 3                                              6,516                         16,290
--------------------------------------------------------------------------------------------------------------------------
Nebco Evans Holdings, Inc., 11.25% Sr. Redeemable
Exchangeable, Non-Vtg. 1,3,10                                                      96,993                             --
--------------------------------------------------------------------------------------------------------------------------
Pacific & Atlantic Holdings, Inc., 7.50% Cum. Cv., Series A 1,3,10                124,999                        249,998
--------------------------------------------------------------------------------------------------------------------------
Paxson Communications Corp.:
14.25% Cum. 3,10                                                                        1                          6,901
14.25% Cum. Jr. Exchangeable, Non-Vtg. 10                                             864                      6,501,600
--------------------------------------------------------------------------------------------------------------------------
PTV, Inc., 10% Cum., Series A, Non-Vtg.                                               197                          1,029
--------------------------------------------------------------------------------------------------------------------------
Rural Cellular Corp., 11.375% Cum., Series B, Non-Vtg. 1,3,10                       6,236                      5,222,650
--------------------------------------------------------------------------------------------------------------------------
Sovereign Real Estate Investment Trust, 12% Non-Cum.,
Series A 1                                                                         26,250                      3,865,313
--------------------------------------------------------------------------------------------------------------------------
Ziff Davis Holdings, Inc., 10%, Series E-1 1,3                                        168                         87,780
                                                                                                         -----------------
Total Preferred Stocks (Cost $38,134,927)                                                                     25,373,934

--------------------------------------------------------------------------------------------------------------------------
COMMON STOCKS--1.5%
--------------------------------------------------------------------------------------------------------------------------
AboveNet, Inc. 3                                                                    5,310                        127,440
--------------------------------------------------------------------------------------------------------------------------
Cebridge Connections Holding LLC 3                                                  6,613                             --
--------------------------------------------------------------------------------------------------------------------------
Conseco, Inc. 3                                                                    46,622                        823,345
--------------------------------------------------------------------------------------------------------------------------
Corvis Corp. 3                                                                     98,227                         78,582
--------------------------------------------------------------------------------------------------------------------------
Covad Communications Group, Inc. 3                                                132,227                        222,141
--------------------------------------------------------------------------------------------------------------------------
Crunch Equity Holdings, Cl. A 1,3                                                     963                      1,249,063
--------------------------------------------------------------------------------------------------------------------------
Dobson Communications Corp., Cl. A 3                                              180,219                        239,691
--------------------------------------------------------------------------------------------------------------------------
Equinix, Inc. 3                                                                       277                          8,523
--------------------------------------------------------------------------------------------------------------------------
Globix Corp. 3                                                                     80,275                        260,894
--------------------------------------------------------------------------------------------------------------------------
Horizon Natural Resources Co. 1,3                                                  93,333                             --
--------------------------------------------------------------------------------------------------------------------------
ICG Communications, Inc. 3                                                          3,590                          2,513
--------------------------------------------------------------------------------------------------------------------------
ICO Global Communication Holdings Ltd. 3                                          168,429                         38,739
--------------------------------------------------------------------------------------------------------------------------
iPCS, Inc. 3                                                                       38,470                        716,504
--------------------------------------------------------------------------------------------------------------------------
Leap Wireless International, Inc. 3                                                17,168                        377,696
--------------------------------------------------------------------------------------------------------------------------
Magellan Health Services, Inc. 3                                                   71,416                      2,610,969
--------------------------------------------------------------------------------------------------------------------------
Manitowoc Co., Inc. (The)                                                           3,772                        133,755
--------------------------------------------------------------------------------------------------------------------------
MCI, Inc.                                                                          24,441                        409,387
--------------------------------------------------------------------------------------------------------------------------
Microcell Telecommunications, Inc., Cl. A 3                                           194                          5,466
--------------------------------------------------------------------------------------------------------------------------
Orbital Sciences Corp. 3                                                           14,063                        160,599
--------------------------------------------------------------------------------------------------------------------------
Pioneer Cos., Inc. 3                                                               63,991                        959,865
--------------------------------------------------------------------------------------------------------------------------
Polymer Group, Inc., Cl. A 3                                                        8,124                         92,614
--------------------------------------------------------------------------------------------------------------------------
Pope, Evans & Robbins, Inc. 1,3                                                 1,688,400                             --
--------------------------------------------------------------------------------------------------------------------------
Prandium, Inc. 3, 11                                                              459,132                         13,774
--------------------------------------------------------------------------------------------------------------------------
Sterling Chemicals, Inc. 1,3                                                        3,987                         93,695
--------------------------------------------------------------------------------------------------------------------------
Telewest Global, Inc. 3                                                           632,618                      7,351,021
--------------------------------------------------------------------------------------------------------------------------
TVMAX Holdings, Inc. 1,3                                                           30,000                        115,500
--------------------------------------------------------------------------------------------------------------------------
UnitedGlobalCom, Inc., Cl. A 3                                                    739,372                      5,523,109
--------------------------------------------------------------------------------------------------------------------------
Viatel Holding Ltd. (Bermuda) 1,3                                                  13,172                         10,208
--------------------------------------------------------------------------------------------------------------------------
Western Forest Products, Inc. 3                                                   467,777                      3,430,266
--------------------------------------------------------------------------------------------------------------------------
WRC Media Corp. 1,3                                                                 9,471                            189
--------------------------------------------------------------------------------------------------------------------------
XO Communications, Inc. 3                                                          16,729                         52,864
                                                                                                         -----------------
Total Common Stocks (Cost $41,736,944)                                                                        25,108,412

                                                                                    Units
--------------------------------------------------------------------------------------------------------------------------
RIGHTS, WARRANTS AND CERTIFICATES--0.1%
AboveNet, Inc. Wts.:
Exp. 9/8/08 3                                                                       2,403                         19,124
Exp. 9/8/10 3                                                                       2,828                         21,893
--------------------------------------------------------------------------------------------------------------------------
American Tower Corp. Wts., Exp. 8/1/08 1,3                                          4,300                        810,550
--------------------------------------------------------------------------------------------------------------------------
Chesapeake Energy Corp. Wts., Exp. 5/1/05 3                                        22,514                         80,042
--------------------------------------------------------------------------------------------------------------------------
Citigroup, Inc. Wts., Exp. 12/31/50 3                                             107,699                        152,933
--------------------------------------------------------------------------------------------------------------------------
COLO.com, Inc. Wts., Exp. 3/15/10 1,3                                               2,000                             20
--------------------------------------------------------------------------------------------------------------------------
Concentric Network Corp. Wts., Exp. 12/15/07 1,3                                    3,330                             --
--------------------------------------------------------------------------------------------------------------------------
Covergent Communications, Inc. Wts., Exp. 4/1/08 1,3                                8,200                             82
--------------------------------------------------------------------------------------------------------------------------
DeCrane Aircraft Holdings, Inc. Wts., Exp. 9/30/08 1,3                              4,000                             --
--------------------------------------------------------------------------------------------------------------------------
Diva Systems Corp. Wts., Exp. 3/1/08 1,3                                            7,500                             --
--------------------------------------------------------------------------------------------------------------------------
e.spire Communications, Inc. Wts., Exp. 11/1/05 1,3                                 2,575                             26
--------------------------------------------------------------------------------------------------------------------------
HF Holdings, Inc. Wts., Exp. 9/27/09 1,3                                            1,445                            195
--------------------------------------------------------------------------------------------------------------------------
Horizon PCS, Inc. Wts., Exp. 10/1/10 1,3                                            6,300                             --
--------------------------------------------------------------------------------------------------------------------------
Huntsman LLC Wts., Exp. 5/15/11 1,3                                                 2,800                        645,400
--------------------------------------------------------------------------------------------------------------------------
ICG Communications, Inc. Wts., Exp. 9/15/05 1,3                                    50,820                            508
--------------------------------------------------------------------------------------------------------------------------
ICO Global Communication Holdings Ltd. Wts.:
Exp. 5/16/06 1,3                                                                   42,243                            211
Exp. 5/16/06 1,3                                                                       63                             --
--------------------------------------------------------------------------------------------------------------------------
Insilco Corp. Wts., Exp. 8/15/07 1,3                                                7,055                             --
--------------------------------------------------------------------------------------------------------------------------
iPCS, Inc. Wts., Exp. 6/15/10 1,3                                                   3,750                             38
--------------------------------------------------------------------------------------------------------------------------
Leap Wireless International, Inc. Wts., Exp. 4/15/10 1,3                            3,500                             37
--------------------------------------------------------------------------------------------------------------------------
Long Distance International, Inc. Wts., Exp. 4/13/08 1,3                            2,800                             --
--------------------------------------------------------------------------------------------------------------------------
Loral Space & Communications Ltd. Wts., Exp. 1/15/07 1,3                            3,910                             39
--------------------------------------------------------------------------------------------------------------------------
McLeodUSA, Inc. Wts., Exp. 4/16/07 3                                               14,440                          1,588
--------------------------------------------------------------------------------------------------------------------------
Millenium Seacarriers, Inc. Wts., Exp. 7/15/05 1,3                                  6,400                             64
--------------------------------------------------------------------------------------------------------------------------
Ntelos, Inc. Wts., Exp. 8/15/10 1,3                                                 5,000                             50
--------------------------------------------------------------------------------------------------------------------------
Pathmark Stores, Inc. Wts., Exp. 9/19/10 3                                        100,000                         25,000
--------------------------------------------------------------------------------------------------------------------------
Protection One, Inc. Wts., Exp. 6/30/05 1,3                                        49,120                             --
--------------------------------------------------------------------------------------------------------------------------
Sterling Chemicals, Inc. Wts., Exp. 12/19/08 1,3                                    6,474                          9,387
--------------------------------------------------------------------------------------------------------------------------
Telergy, Inc. Wts., Exp. 9/25/10 1,3                                                8,078                             --
--------------------------------------------------------------------------------------------------------------------------
XO Communications, Inc., Cl. A Wts., Exp. 1/16/10 3                                33,465                         27,776
--------------------------------------------------------------------------------------------------------------------------
XO Communications, Inc., Cl. B Wts., Exp. 1/16/10 3                                25,098                         15,059
--------------------------------------------------------------------------------------------------------------------------
XO Communications, Inc., Cl. C Wts., Exp. 1/16/10 3                                25,098                          9,537
--------------------------------------------------------------------------------------------------------------------------
Ziff Davis Holdings, Inc. Wts., Exp. 8/12/12 1,3                                   30,800                         15,400
                                                                                                         -----------------
Total Rights, Warrants and Certificates (Cost $1,501,492)                                                      1,834,959

                                                                                Principal
                                                                                   Amount
--------------------------------------------------------------------------------------------------------------------------
STRUCTURED NOTES--4.1%
Dow Jones CDX High Yield Index Pass-Through Certificates:
Series 3-1, 7.75%, 12/29/09 4,12                                          $    36,000,000                     36,495,000
Series 3-3, 8%, 12/29/09 4,12                                                  18,700,000                     18,758,438
Series 3-4, 10.50%, 12/29/09 4,12                                              13,000,000                     12,626,250
                                                                                                         -----------------
Total Structured Notes (Cost $67,286,000)                                                                     67,879,688

--------------------------------------------------------------------------------------------------------------------------
JOINT REPURCHASE AGREEMENTS--9.4%
Undivided interest of 10.76% in joint repurchase agreement (Principal
Amount/Value $1,446,038,000, with a maturity value of $1,446,110,302) with UBS
Warburg LLC, 1.80%, dated 9/30/04, to be repurchased at $155,629,781 on 10/1/04, collateralized by Federal National Mortgage Assn., 5%, 3/1/34,
with a value of $1,477,979,332  (Cost $155,622,000)                           155,622,000                    155,622,000
--------------------------------------------------------------------------------------------------------------------------
Total Investments, at Value (Cost $1,626,975,691)                                    99.4%                 1,638,702,088
--------------------------------------------------------------------------------------------------------------------------
Other Assets Net of Liabilities                                                       0.6                      9,994,378
                                                                           -----------------------------------------------
Net Assets                                                                          100.0%              $  1,648,696,466
                                                                           ===============================================



Footnotes to Statement of Investments

Principal amount is reported in U.S. Dollars, except for those denoted in the following currencies:

EUR         Euro
GBP         British Pound Sterling

1. Illiquid security.
2. Issue is in default.
3. Non-income producing security.
4. Represents securities sold under Rule 144A, which are exempt from registration under the Securities Act of 1933, as amended. These securities have been determined to be liquid under guidelines established by the Board of Trustees. These securities amount to $278,640,611 or 16.93% of the Fund's net assets as of September 30, 2004.
5. Denotes a step bond: a zero coupon bond that converts to a fixed or variable interest rate at a designated future date.
6. When-issued security or forward commitment to be delivered and settled after September 30, 2004.
7. Represents the current interest rate for a variable or increasing rate security.
8. Received as the result of issuer reorganization.
9. Zero coupon bond reflects effective yield on the date of purchase.
10. Interest or dividend is paid-in-kind.
11. Affiliated company. Represents ownership of at least 5% of the voting securities of the issuer, and is or was an affiliate, as defined in the Investment Company Act of 1940, at or during the period ended September 30, 2004. The aggregate fair value of securities of affiliated companies held by the Fund as of September 30, 2004 amounts to $13,744. Transactions during the period in which the issuer was an affiliate are as follows:

                             SHARES         GROSS         GROSS              SHARES      UNREALIZED
                      JUNE 30, 2004     ADDITIONS    REDUCTIONS  SEPTEMBER 30, 2004    DEPRECIATION
----------------------------------------------------------------------------------------------------
 STOCKS AND/OR WARRANTS
 Pranduim, Inc.             459,132            --            --             459,132      $5,386,226


12. Interest rate represents a weighted average rate comprised of the interest rates of the underlying securities.

As of September 30, 2004, the Fund had entered into the following interest rate swap agreements:


                                             FIXED RATE         FLOATING RATE
                                                PAID BY           RECEIVED BY
 SWAP                     NOTIONAL          THE FUND AT           THE FUND AT         FLOATING   TERMINATION    UNREALIZED
 COUNTERPARTY               AMOUNT   SEPTEMBER 30, 2004    SEPTEMBER 30, 2004        RATE INDEX        DATES  APPRECIATION
----------------------------------------------------------------------------------------------------------------------------
 Deutsche Bank AG      $36,000,000                 3.19%                 1.86%    Three-Month LIBOR   3/9/09     $660,926
 Deutsche Bank AG       20,000,000                 4.23                  1.86     Three-Month LIBOR   3/9/14      319,084
                                                                                                                 --------
                                                                                                                 $980,010
                                                                                                                 ========
 Index abbreviation is as follows:

 LIBOR         London-Interbank Offered Rate






SECURITIES VALUATION. The Fund calculates the net asset value of its shares as of the close of The New York Stock Exchange (the Exchange), normally 4:00 P.M. Eastern time, on each day the Exchange is open for business. Securities listed or traded on National Stock Exchanges or other domestic or foreign exchanges are valued based on the last sale price of the security traded on that exchange prior to the time when the Fund's assets are valued. Securities traded on NASDAQ are valued based on the closing price provided by NASDAQ prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the last sale price on the prior trading day, if it is within the spread of the closing bid and asked prices, and if not, at the closing bid price. Corporate, government and municipal debt instruments having a remaining maturity in excess of 60 days and all mortgage-backed securities will be valued at the mean between the "bid" and "asked" prices. Securities may be valued primarily using dealer-supplied valuations or a portfolio pricing service authorized by the Board of Trustees. Securities (including restricted securities) for which market quotations are not readily available are valued at their fair value. Foreign and domestic securities whose values have been materially affected by what the Manager identifies as a significant event occurring before the Fund's assets are valued but after the close of their respective exchanges will be fair valued. Fair value is determined in good faith using consistently applied procedures under the supervision of the Board of Trustees. Short-term "money market type" debt securities with remaining maturities of sixty days or less are valued at amortized cost (which approximates market value).

FEDERAL TAX. The aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments for federal income tax purposes as of September 30, 2004 are noted below. The primary difference between book and tax appreciation or depreciation of securities and other investments, if applicable, is attributable to the tax deferral of losses.

Federal tax cost of securities               $1,631,665,830
                                             ==============
Gross unrealized appreciation                $104,590,304
Gross unrealized depreciation                 (96,574,036)
                                             --------------
Net unrealized appreciation                  $  8,016,268
                                             ==============

ITEM 2. CONTROLS AND PROCEDURES.

      (a) Based on their evaluation of registrant's disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c)) as of September 30, 2004,
            registrant's principal executive officer and principal financial officer found registrant's disclosure controls and procedures to provide reasonable assurances that information required to be disclosed by registrant in the reports that it files under the Securities Exchange Act of 1934 (a) is accumulated and communicated to registrant's management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

      (b) There have been no significant changes in registrant's internal controls over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

      (a)   Exhibits attached hereto. (Attach certifications as exhibits)